                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-10507

                             AXA PREMIER FUNDS TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2004 - July 31, 2004

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2004. The schedules have not been audited.

                             AXA Premier Funds Trust
                       Quarterly Portfolio of Investments
                                  July 31, 2004

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
COMMON STOCKS:

Consumer Discretionary (14.8%)
Automobiles (1.1%)
Harley-Davidson, Inc.                                       1,890     $  113,154
                                                                      ----------
Hotels, Restaurants & Leisure (2.0%)
International Game Technology                               1,275         41,234
Starbucks Corp.*                                            3,750        176,100
                                                                      ----------
                                                                         217,334
                                                                      ----------
Household Durables (0.2%)
Centex Corp.                                                  310         13,150
Lennar Corp., Class A                                         260         11,097
                                                                      ----------
                                                                          24,247
                                                                      ----------
Internet & Catalog Retail (5.0%)
Amazon.com, Inc.*                                           5,450        212,114
eBay, Inc.*                                                 4,100        321,153
                                                                      ----------
                                                                         533,267
                                                                      ----------
Media (3.5%)
Comcast Corp., Special Class A*                               660         17,688
News Corp., Ltd. (Preferred ADR)                            1,570         49,879
Pixar*                                                      1,800        122,832
Viacom, Inc., Class B                                       1,700         57,103
XM Satellite Radio Holdings, Inc., Class A*                 4,850        127,991
                                                                      ----------
                                                                         375,493
                                                                      ----------
Specialty Retail (2.0%)
Bed Bath & Beyond, Inc.*                                    2,010         71,134
Best Buy Co., Inc.                                            600         28,896
Lowe's Cos., Inc.                                           1,670         81,362
Williams-Sonoma, Inc.*                                        800         25,992
                                                                      ----------
                                                                         207,384
                                                                      ----------
Textiles, Apparel & Luxury Goods (1.0%)
Coach, Inc.*                                                1,170         50,064
Nike, Inc., Class B                                           750         54,533
                                                                      ----------
                                                                         104,597
                                                                      ----------
   Total Consumer Discretionary                                        1,575,476
                                                                      ----------

Consumer Staples (7.7%)
Beverages (1.0%)
Coca-Cola Co.                                                 750         32,895
PepsiCo, Inc.                                               1,350         67,500
                                                                      ----------
                                                                         100,395
                                                                      ----------
Food & Staples Retailing (3.2%)
Sysco Corp.                                                 1,100         37,895
Wal-Mart Stores, Inc.                                       3,400        180,234
Walgreen Co.                                                3,450        125,580
                                                                      ----------
                                                                         343,709
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
Household Products (2.2%)
Colgate-Palmolive Co.                                           900     $ 47,880
Procter & Gamble Co.                                          3,620      188,783
                                                                        --------
                                                                         236,663
                                                                        --------
Personal Products (1.3%)
Avon Products, Inc.                                           3,190      137,202
                                                                        --------
   Total Consumer Staples                                                817,969
                                                                        --------

Energy (1.6%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.                                              700       28,210
BJ Services Co.*                                              1,175       58,351
Schlumberger Ltd.                                               575       36,984
Smith International, Inc.*                                      375       21,855
                                                                        --------
                                                                         145,400
                                                                        --------
Oil & Gas (0.2%)
XTO Energy, Inc.                                                650       19,435
                                                                        --------
   Total Energy                                                          164,835
                                                                        --------

Financials (13.2%)
Capital Markets (2.9%)
Charles Schwab Corp.                                          8,495       74,586
Franklin Resources, Inc.                                        400       19,300
Goldman Sachs Group, Inc.                                       895       78,930
Legg Mason, Inc.                                                400       31,416
Merrill Lynch & Co., Inc.                                     1,060       52,703
Morgan Stanley                                                1,040       51,303
                                                                        --------
                                                                         308,238
                                                                        --------
Commercial Banks (0.5%)
Fifth Third Bancorp                                             650       32,084
Wachovia Corp.                                                  375       16,616
                                                                        --------
                                                                          48,700
                                                                        --------
Consumer Finance (0.6%)
MBNA Corp.                                                    2,705       66,787
                                                                        --------
Diversified Financial Services (1.7%)
Citigroup, Inc.                                               3,465      152,772
JPMorgan Chase & Co.                                            738       27,550
                                                                        --------
                                                                         180,322
                                                                        --------
Insurance (7.0%)
Aflac, Inc.                                                   2,950      116,938
American International Group, Inc.                            3,380      238,797
Progressive Corp.                                             4,050      310,311
Safeco Corp.                                                  1,100       51,766

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
St. Paul Travelers Cos., Inc.                                  758    $  28,099
                                                                      ----------
                                                                         745,911
                                                                      ----------
Thrifts & Mortgage Finance (0.5%)
Fannie Mae                                                     800        56,768
                                                                      ----------
   Total Financials                                                    1,406,726
                                                                      ----------

Health Care (20.7%)
Biotechnology (6.1%)
Amgen, Inc.*                                                 4,880       277,575
Biogen Idec, Inc.*                                             800        48,000
Genentech, Inc.*                                             4,950       240,966
Gilead Sciences, Inc.*                                       1,210        78,214
                                                                      ----------
                                                                         644,755
                                                                      ----------
Health Care Equipment & Supplies (3.5%)
Alcon, Inc.                                                    570        43,662
Boston Scientific Corp.*                                     1,250        47,825
Medtronic, Inc.                                              1,500        74,505
St. Jude Medical, Inc.*                                      1,705       116,162
Stryker Corp.                                                  690        32,899
Zimmer Holdings, Inc.*                                         740        56,469
                                                                      ----------
                                                                         371,522
                                                                      ----------
Health Care Providers & Services (2.5%)
Anthem, Inc.*                                                  400        32,988
Caremark Rx, Inc.*                                           1,830        55,815
Health Management Associates, Inc., Class A                  1,210        24,273
UnitedHealth Group, Inc.                                     1,030        64,787
WellPoint Health Networks, Inc.*                               840        84,924
                                                                      ----------
                                                                         262,787
                                                                      ----------
Pharmaceuticals (8.6%)
Eli Lilly & Co.                                              2,040       129,989
Forest Laboratories, Inc.*                                   1,900        95,551
Johnson & Johnson                                            1,880       103,907
Novartis AG (ADR)                                            1,100        49,126
Pfizer, Inc.                                                11,500       367,540
Teva Pharmaceutical Industries Ltd. (ADR)                    4,170       123,432
Wyeth                                                        1,300        46,020
                                                                      ----------
                                                                         915,565
                                                                      ----------
   Total Health Care                                                   2,194,629
                                                                      ----------

Industrials (7.8%)
Aerospace & Defense (0.3%)
United Technologies Corp.                                      375        35,062
                                                                      ----------
Air Freight & Logistics (0.6%)
FedEx Corp.                                                    225        18,423

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
United Parcel Service, Inc./Georgia, Class B                     625    $ 44,975
                                                                        --------
                                                                          63,398
                                                                        --------
Building Products (0.3%)
American Standard Cos., Inc.*                                    830      31,449
                                                                        --------
Commercial Services & Supplies (1.3%)
Apollo Group, Inc., Class A*                                   1,350     112,792
Career Education Corp.*                                          750      25,358
                                                                        --------
                                                                         138,150
                                                                        --------
Industrial Conglomerates (3.8%)
3M Co.                                                         1,250     102,950
General Electric Co.                                           8,620     286,615
Tyco International Ltd.                                          550      17,050
                                                                        --------
                                                                         406,615
                                                                        --------
Machinery (1.5%)
Danaher Corp.                                                  1,990     100,793
Ingersoll-Rand Co., Class A                                      750      51,518
                                                                        --------
                                                                         152,311
                                                                        --------
   Total Industrials                                                     826,985
                                                                        --------

Information Technology (33.3%)
Communications Equipment (6.5%)
Cisco Systems, Inc.*                                          14,440     301,218
Corning, Inc.*                                                 5,120      63,283
Juniper Networks, Inc.*                                        4,650     106,764
QUALCOMM, Inc.                                                 3,210     221,747
                                                                        --------
                                                                         693,012
                                                                        --------
Computers & Peripherals (5.1%)
Dell, Inc.*                                                   10,380     368,179
EMC Corp.*                                                     1,670      18,320
Network Appliance, Inc.*                                       8,000     154,480
                                                                        --------
                                                                         540,979
                                                                        --------
Electronic Equipment & Instruments (0.3%)
Flextronics International Ltd.*                                2,770      34,819
                                                                        --------
Internet Software & Services (4.3%)
Yahoo!, Inc.*                                                 14,650     451,220
                                                                        --------
IT Services (0.3%)
Accenture Ltd., Class A*                                       1,442      35,516
                                                                        --------
Semiconductors & Semiconductor Equipment (9.4%)
Altera Corp.*                                                    960      19,987
Applied Materials, Inc.*                                       6,905     117,178
Broadcom Corp., Class A*                                       2,920     103,251
Intel Corp.                                                   10,855     264,645

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   -----------
Linear Technology Corp.                                      620     $    24,242
Marvell Technology Group Ltd.*                             4,900         113,778
Maxim Integrated Products, Inc.                            4,900         235,690
Xilinx, Inc.                                               4,150         122,135
                                                                     -----------
                                                                       1,000,906
                                                                     -----------
Software (7.4%)
Electronic Arts, Inc.*                                     1,630          81,712
Mercury Interactive Corp.*                                 1,130          41,313
Microsoft Corp.                                           10,430         296,838
Novell, Inc.*                                              1,950          13,338
Oracle Corp.*                                              6,900          72,519
SAP AG (ADR)                                               1,830          73,218
Symantec Corp.*                                            3,665         171,375
VERITAS Software Corp.*                                    1,850          35,261
                                                                     -----------
                                                                         785,574
                                                                     -----------
   Total Information Technology                                        3,542,026
                                                                     -----------
Total Common Stocks (99.1%)
   (Cost $9,628,182)                                                  10,528,646
                                                                     -----------

                                                         Principal
                                                           Amount
                                                         ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.7%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04
   (Amortized Cost $74,442)                               $74,442         74,442
                                                                     -----------
Total Investments (99.8%)
   (Cost/Amortized Cost $9,702,624)                                   10,603,088
Other Assets Less Liabilities (0.2%)                                      25,061
                                                                     -----------
Net Assets (100%)                                                    $10,628,149
                                                                     ===========

*    Non-income producing.

     Glossary:
     ADR -- American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                       $ 3,997,708
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                         4,369,407

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

As of July 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                              $1,394,815
Aggregate gross unrealized depreciation                                (494,351)
                                                                     ----------
Net unrealized appreciation                                          $  900,464
                                                                     ==========
Federal income tax cost of investments                               $9,702,624
                                                                     ==========

For the nine months ended July 31, 2004, the Fund incurred approximately $16 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,532,148, of which $774,412 expires in the year 2010 and $757,736 expires in the year 2011.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
COMMON STOCKS:

Consumer Discretionary (15.5%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.                     400    $ 13,740
Autoliv, Inc.                                                    625      26,306
BorgWarner, Inc.                                                 400      18,876
Dana Corp.                                                       250       4,823
Lear Corp.                                                       425      23,430
Magna International, Inc., Class A                               250      20,125
                                                                        --------
                                                                         107,300
                                                                        --------
Automobiles (0.2%)
General Motors Corp.                                             725      31,277
                                                                        --------
Hotels, Restaurants & Leisure (1.7%)
Hilton Hotels Corp.                                            4,490      80,057
McDonald's Corp.                                               3,270      89,925
Royal Caribbean Cruises Ltd.                                     850      36,337
                                                                        --------
                                                                         206,319
                                                                        --------
Household Durables (0.8%)
American Greetings Corp., Class A*                             3,200      74,624
Fortune Brands, Inc.                                              75       5,414
Mohawk Industries, Inc.*                                         175      12,869
Whirlpool Corp.                                                  200      12,488
                                                                        --------
                                                                         105,395
                                                                        --------
Internet & Catalog Retail (0.6%)
IAC/InterActiveCorp*                                           2,800      76,440
                                                                        --------
Media (5.3%)
Cablevision Systems New York Group, Class A*                     533       9,312
Comcast Corp., Class A*                                        1,650      45,210
Comcast Corp., Special Class A*                                3,400      91,120
DIRECTV Group, Inc.*                                           6,591     106,840
Fox Entertainment Group, Inc., Class A*                        3,400      91,902
Gemstar-TV Guide International, Inc.*                          4,810      22,318
Interpublic Group of Cos., Inc.*                               1,600      20,464
Liberty Media Corp., Class A*                                  5,188      43,994
Time Warner, Inc.*                                            11,440     190,476
Viacom, Inc., Class B                                          1,130      37,957
Walt Disney Co.                                                  200       4,618
                                                                        --------
                                                                         664,211
                                                                        --------
Multiline Retail (2.1%)
Federated Department Stores, Inc.                                500      23,960
May Department Stores Co.                                        875      23,214
Nordstrom, Inc.                                                  250      10,975
Saks, Inc.*                                                    1,100      14,355
Sears, Roebuck & Co.                                             875      32,095

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Target Corp                                                  3,765    $  164,154
                                                                      ----------
                                                                         268,753
                                                                      ----------
Specialty Retail (3.0%)
Home Depot, Inc.                                             2,700        91,044
Linens 'N Things, Inc.*                                      2,300        61,226
Lowe's Cos., Inc.                                            2,150       104,748
Office Depot, Inc.*                                          1,300        21,320
Staples, Inc.                                                3,125        90,250
                                                                      ----------
                                                                         368,588
                                                                      ----------
Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.                                      650        24,277
Liz Claiborne, Inc.                                            300        10,857
Nike, Inc., Class B                                            880        63,985
Reebok International Ltd.                                      250         8,515
                                                                      ----------
                                                                         107,634
                                                                      ----------
   Total Consumer Discretionary                                        1,935,917
                                                                      ----------

Consumer Staples (4.0%)
Beverages (0.6%)
Coca-Cola Co.                                                  400        17,544
PepsiCo, Inc.                                                1,075        53,750
                                                                      ----------
                                                                          71,294
                                                                      ----------
Food & Staples Retailing (1.3%)
Costco Wholesale Corp.                                       1,270        51,638
Kroger Co.*                                                  1,500        23,700
Safeway, Inc.*                                               1,200        25,356
Wal-Mart Stores, Inc.                                        1,200        63,612
                                                                      ----------
                                                                         164,306
                                                                      ----------
Food Products (0.6%)
Archer-Daniels-Midland Co.                                   1,475        22,759
Tyson Foods, Inc., Class A                                   1,500        28,590
Unilever N.V. (N.Y. Shares)                                    300        18,399
                                                                      ----------
                                                                          69,748
                                                                      ----------
Household Products (0.8%)
Colgate-Palmolive Co.                                        1,500        79,800
Procter & Gamble Co.                                           350        18,253
                                                                      ----------
                                                                          98,053
                                                                      ----------
Tobacco (0.7%)
Altria Group, Inc.                                           1,425        67,830
UST, Inc.                                                      700        26,565
                                                                      ----------
                                                                          94,395
                                                                      ----------
   Total Consumer Staples                                                497,796
                                                                      ----------

Energy (6.0%)
Energy Equipment & Services (0.4%)
Halliburton Co.                                              1,585        50,324
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
Oil & Gas (5.6%)
BP plc (ADR)                                                     425    $ 23,953
ChevronTexaco Corp.                                              750      71,737
ConocoPhillips                                                   658      51,831
Exxon Mobil Corp.                                              7,505     347,481
Marathon Oil Co.                                                 800      30,136
Occidental Petroleum Corp.                                       725      35,721
Unocal Corp.                                                   3,600     139,536
                                                                        --------
                                                                         700,395
                                                                        --------
   Total Energy                                                          750,719
                                                                        --------

Financials (20.7%)
Capital Markets (3.7%)
Bank of New York Co., Inc.                                     4,400     126,412
E*Trade Financial Corp.*                                       6,700      74,169
Goldman Sachs Group, Inc.                                        450      39,685
Lehman Brothers Holdings, Inc.                                   375      26,287
Merrill Lynch & Co., Inc.                                        400      19,888
Morgan Stanley                                                 1,870      92,247
T. Rowe Price Group, Inc.                                      1,800      83,196
                                                                        --------
                                                                         461,884
                                                                        --------
Commercial Banks (4.1%)
Bank of America Corp.                                          1,396     118,674
Comerica, Inc.                                                   500      29,235
KeyCorp.                                                         825      24,899
Lloyds TSB Group plc                                          11,900      89,209
National City Corp.                                              850      31,025
PNC Financial Services Group, Inc.                               125       6,325
SunTrust Banks, Inc.                                             450      29,677
U.S. Bancorp                                                   1,625      45,987
Wachovia Corp.                                                 1,025      45,418
Wells Fargo & Co.                                              1,475      84,680
                                                                        --------
                                                                         505,129
                                                                        --------
Consumer Finance (1.6%)
American Express Co.                                           2,340     117,585
Capital One Financial Corp.                                      100       6,932
SLM Corp.                                                      1,890      71,669
                                                                        --------
                                                                         196,186
                                                                        --------
Diversified Financial Services (2.3%)
Citigroup, Inc.                                                4,420     194,878
JPMorgan Chase & Co.                                           2,605      97,245
                                                                        --------
                                                                         292,123
                                                                        --------
Insurance (5.9%)
Ace Ltd.                                                         400      16,236
Allstate Corp.                                                 1,825      85,921
American International Group, Inc.                             1,750     123,637

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
AON Corp.                                                   4,850     $  128,234
Chubb Corp.                                                   375         25,793
Genworth Financial, Inc.*                                   1,100         25,014
Hartford Financial Services Group, Inc.                       475         30,922
Lincoln National Corp.                                      1,450         63,365
Manulife Financial Corp.                                      829         33,177
MBIA, Inc.                                                    400         21,592
Metlife, Inc.                                                 750         26,752
PartnerReinsurance Ltd.                                       150          7,847
Renaissance Reinsurance Holdings Ltd.                         100          5,300
St. Paul Travelers Cos., Inc.                               3,827        141,867
                                                                      ----------
                                                                         735,657
                                                                      ----------
Real Estate (0.1%)
Boston Properties, Inc. (REIT)                                200         10,580
                                                                      ----------
Thrifts & Mortgage Finance (3.0%)
Fannie Mae                                                  3,540        251,198
Freddie Mac                                                   650         41,802
Golden West Financial Corp.                                   200         21,382
MGIC Investment Corp.                                         400         28,400
Washington Mutual, Inc.                                       875         33,950
                                                                      ----------
                                                                         376,732
                                                                      ----------
   Total Financials                                                    2,578,291
                                                                      ----------

Health Care (14.5%)
Biotechnology (2.9%)
Amgen, Inc.*                                                2,505        142,484
Genentech, Inc.*                                            3,170        154,316
Genzyme Corp.*                                              1,350         69,228
                                                                      ----------
                                                                         366,028
                                                                      ----------
Health Care Equipment & Supplies (1.8%)
Biomet, Inc.                                                  920         40,471
Guidant Corp.                                               1,350         74,682
Medtronic, Inc.                                             2,240        111,261
                                                                      ----------
                                                                         226,414
                                                                      ----------
Health Care Providers & Services (4.5%)
Anthem, Inc.*                                               1,000         82,470
Caremark Rx, Inc.*                                          4,405        134,352
Eclipsys Corp.*                                             4,000         60,040
Health Management Associates, Inc., Class A                 4,700         94,282
UnitedHealth Group, Inc.                                    2,920        183,668
                                                                      ----------
                                                                         554,812
                                                                      ----------
Pharmaceuticals (5.3%)
Abbott Laboratories                                           700         27,545
Bristol-Myers Squibb Co.                                      650         14,885
Eli Lilly & Co.                                               895         57,029

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
GlaxoSmithKline plc (ADR)                                      525    $   21,499
Johnson & Johnson                                            1,225        67,706
Merck & Co., Inc.                                            1,275        57,821
Pfizer, Inc.                                                11,700       373,932
Sanofi-Synthelabo S.A. (ADR)                                   700        23,135
Wyeth                                                          400        14,160
                                                                      ----------
                                                                         657,712
                                                                      ----------
   Total Health Care                                                   1,804,966
                                                                      ----------

Industrials (11.3%)
Aerospace & Defense (1.5%)
Boeing Co.                                                     900        45,675
General Dynamics Corp.                                         100         9,882
Goodrich Corp.                                                 850        27,481
Honeywell International, Inc.                                  300        11,283
United Technologies Corp.                                      985        92,097
                                                                      ----------
                                                                         186,418
                                                                      ----------
Air Freight & Logistics (1.4%)
FedEx Corp.                                                  1,955       160,075
United Parcel Service, Inc./Georgia, Class B                   125         8,995
                                                                      ----------
                                                                         169,070
                                                                      ----------
Airlines (0.7%)
Southwest Airlines Co.                                       6,148        88,962
                                                                      ----------
Commercial Services & Supplies (0.6%)
Cendant Corp.                                                  400         9,152
FTI Consulting, Inc.*                                        2,600        44,876
R.R. Donnelley & Sons Co.                                      800        25,392
                                                                      ----------
                                                                          79,420
                                                                      ----------
Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A                                475        27,013
Hubbell, Inc., Class B                                         400        18,080
                                                                      ----------
                                                                          45,093
                                                                      ----------
Industrial Conglomerates (4.3%)
General Electric Co.                                        10,275       341,644
Textron, Inc.                                                  600        36,780
Tyco International Ltd.                                      5,165       160,115
                                                                      ----------
                                                                         538,539
                                                                      ----------
Machinery (1.0%)
Caterpillar, Inc.                                               75         5,512
Deere & Co.                                                    450        28,264
Eaton Corp.                                                    500        32,320
Ingersoll-Rand Co., Class A                                    425        29,193
Parker-Hannifin Corp.                                          450        25,821
                                                                      ----------
                                                                         121,110
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.                            800     $   28,384
CSX Corp.                                                     650         20,345
Norfolk Southern Corp.                                        975         26,023
Union Pacific Corp.                                         1,800        101,412
                                                                      ----------
                                                                         176,164
                                                                      ----------
   Total Industrials                                                   1,404,776
                                                                      ----------

Information Technology (18.1%)
Communications Equipment (3.5%)
ADC Telecommunications, Inc.*                               5,100         12,240
Cisco Systems, Inc.*                                        9,755        203,489
Corning, Inc.*                                              2,300         28,428
Motorola, Inc.                                              7,765        123,697
Nokia OYJ (ADR)                                             3,065         35,615
QUALCOMM, Inc.                                                200         13,816
Tellabs, Inc.*                                              2,500         22,275
                                                                      ----------
                                                                         439,560
                                                                      ----------
Computers & Peripherals (3.5%)
Dell, Inc.*                                                 2,615         92,754
Hewlett-Packard Co.                                         8,535        171,980
International Business Machines Corp.                         500         43,535
Lexmark International, Inc., Class A*                       1,520        134,520
                                                                      ----------
                                                                         442,789
                                                                      ----------
Electronic Equipment & Instruments (1.3%)
Arrow Electronics, Inc.*                                      800         18,928
Avnet, Inc.*                                                  500          9,710
Flextronics International Ltd.*                             4,865         61,153
Sanmina-SCI Corp.*                                          1,700         12,478
Solectron Corp.*                                            4,400         24,200
Tech Data Corp.*                                              375         14,048
Vishay Intertechnology, Inc.*                               1,100         17,050
                                                                      ----------
                                                                         157,567
                                                                      ----------
Internet Software & Services (1.1%)
DoubleClick, Inc.*                                          5,400         27,918
Yahoo!, Inc.*                                               3,640        112,112
                                                                      ----------
                                                                         140,030
                                                                      ----------
IT Services (0.7%)
Affiliated Computer Services, Inc., Class A*                1,200         62,280
Electronic Data Systems Corp.                               1,100         20,328
                                                                      ----------
                                                                          82,608
                                                                      ----------
Semiconductors & Semiconductor Equipment (3.1%)
Applied Materials, Inc.*                                    6,155        104,451
Atmel Corp.*                                                1,600          6,848
Intel Corp.                                                 2,800         68,264
Samsung Electronics Co., Ltd. (GDR)(S)                        420         74,878

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Texas Instruments, Inc.                                      6,010    $  128,193
                                                                      ----------
                                                                         382,634
                                                                      ----------
Software (4.9%)
Electronic Arts, Inc.*                                       2,565       128,584
Intuit, Inc.*                                                1,060        39,686
Microsoft Corp.                                             15,270       434,584
Oracle Corp.*                                                  600         6,306
                                                                      ----------
                                                                         609,160
                                                                      ----------
   Total Information Technology                                        2,254,348
                                                                      ----------

Materials (2.4%)
Construction Materials (0.3%)
Martin Marietta Materials, Inc.                                350        15,312
Vulcan Materials Co.                                           500        23,810
                                                                      ----------
                                                                          39,122
                                                                      ----------
Containers & Packaging (0.5%)
Smurfit-Stone Container Corp.*                               2,300        42,803
Temple-Inland, Inc.                                            300        20,475
                                                                      ----------
                                                                          63,278
                                                                      ----------
Metals & Mining (1.3%)
Alcan, Inc.                                                    500        19,810
Alcoa, Inc.                                                  1,100        35,233
Rio Tinto plc (ADR)                                            630        66,068
United States Steel Corp.                                      800        30,512
Worthington Industries, Inc.                                   700        14,336
                                                                      ----------
                                                                         165,959
                                                                      ----------
Paper & Forest Products (0.3%)
Georgia-Pacific Corp.                                        1,000        33,600
                                                                      ----------
   Total Materials                                                       301,959
                                                                      ----------

Telecommunication Services (3.4%)
Diversified Telecommunication Services (1.9%)
Alltel Corp.                                                 2,700       140,400
Qwest Communications International, Inc.*                    2,700        10,503
SBC Communications, Inc.                                       500        12,670
Sprint Corp. (FON Group)                                     2,900        54,172
Verizon Communications, Inc.                                   550        21,197
                                                                      ----------
                                                                         238,942
                                                                      ----------
Wireless Telecommunication Services (1.5%)
Nextel Communications, Inc., Class A*                        3,800        86,488
NII Holdings, Inc.*                                          2,550        96,951
                                                                      ----------
                                                                         183,439
                                                                      ----------
   Total Telecommunication Services                                      422,381
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                        Number of       Value
                                                          Shares      (Note 1)
                                                        ---------   -----------
Utilities (1.8%)
Electric Utilities (1.5%)
American Electric Power, Inc.                               850     $    26,443
Dominion Resources, Inc.                                    700          44,422
Entergy Corp.                                               500          28,750
Exelon Corp.                                                800          27,920
PPL Corp.                                                   625          28,969
Xcel Energy, Inc.                                         1,500          25,650
                                                                    -----------
                                                                        182,154
                                                                    -----------
Gas Utilities (0.1%)
Sempra Energy                                               400          14,300
                                                                    -----------
Multi-Utilities & Unregulated Power (0.2%)
Constellation Energy Group, Inc.                            650          25,058
                                                                    -----------
   Total Utilities                                                      221,512
                                                                    -----------
Total Common Stocks (97.7%)
   (Cost $11,296,348)                                                12,172,665
                                                                    -----------

                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM DEBT SECURITIES:
Government Security (0.8%)
Federal National Mortgage Association
   (Discount Note), 8/2/04                               $100,000        99,993
                                                                    -----------
Time Deposit (2.5%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04                                          317,400       317,400
                                                                    -----------
Total Short-Term Debt Securities (3.3%)
   (Amortized Cost $417,393)                                            417,393
                                                                    -----------
Total Investments (101.0%)
   (Cost/Amortized Cost $11,713,741)                                 12,590,058
Other Assets Less Liabilities (-1.0%)                                  (124,552)
                                                                    -----------
Net Assets (100%)                                                   $12,465,506
                                                                    ===========

*    Non-income producing
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2004, these securities amounted to $74,878 or 0.60% of net assets.

     Glossary:
     ADR  -- American Depositary Receipt
     GDR  -- Global Depositary Receipt
     REIT -- Real Estate Investment Trust

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

Investment security transactions for the nine months ended July 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $ 5,033,241
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        5,297,930

As of July 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 1,359,768
Aggregate gross unrealized depreciation                                (483,451)
                                                                    -----------
Net unrealized appreciation                                         $   876,317
                                                                    -----------
Federal income tax cost of investments                              $11,713,741
                                                                    -----------

For the nine months ended July 31, 2004, the Fund incurred approximately $1,407 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,211,227, of which $831,395 expires in the year 2010 and $379,832 expires in the year 2011.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
COMMON STOCKS:

Consumer Discretionary (11.1%)
Auto Components (0.4%)
Johnson Controls, Inc.                                        800     $   45,160
                                                                      ----------
Automobiles (0.1%)
Harley-Davidson, Inc.                                         200         11,974
                                                                      ----------
Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.                                              1,150         53,601
McDonald's Corp.                                              981         26,978
Royal Caribbean Cruises Ltd.                                  200          8,550
                                                                      ----------
                                                                          89,129
                                                                      ----------
Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics N.V.
   (N.Y. shares)                                            7,100        172,033
Mohawk Industries, Inc.*                                      200         14,708
                                                                      ----------
                                                                         186,741
                                                                      ----------
Internet & Catalog Retail (0.3%)
IAC/InterActiveCorp*                                        1,300         35,490
                                                                      ----------
Leisure Equipment & Products (0.1%)
Hasbro, Inc.                                                  490          8,903
                                                                      ----------
Media (5.2%)
Clear Channel Communications, Inc.                          1,200         42,840
Comcast Corp., Special Class A*                             6,327        169,564
COX Communications, Inc., Class A*                            785         21,650
Reed Elsevier plc                                           4,957         43,899
Time Warner, Inc.*                                          5,878         97,869
Tribune Co.                                                 1,218         51,704
Viacom, Inc., Class B                                       5,868        197,106
Walt Disney Co.                                               490         11,314
Westwood One, Inc.*                                           300          7,140
                                                                      ----------
                                                                         643,086
                                                                      ----------
Multiline Retail (0.9%)
Target Corp.                                                2,550        111,180
                                                                      ----------
Specialty Retail (1.9%)
Bed Bath & Beyond, Inc.*                                    1,000         35,390
Gap, Inc.                                                   1,100         24,970
Home Depot, Inc.                                            2,500         84,300
Lowe's Cos., Inc.                                           1,000         48,720
TJX Cos., Inc.                                              2,100         49,287
                                                                      ----------
                                                                         242,667
                                                                      ----------
   Total Consumer Discretionary                                        1,374,330
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Consumer Staples (8.4%)
Beverages (0.4%)
Coca-Cola Co.                                                  400    $   17,544
Diageo plc                                                   1,454        18,019
PepsiCo, Inc.                                                  167         8,350
                                                                      ----------
                                                                          43,913
                                                                      ----------
Food Products (2.7%)
Archer-Daniels-Midland Co.                                  12,957       199,927
H.J. Heinz Co.                                                 989        36,484
Kellogg Co.                                                  1,688        70,322
Sara Lee Corp.                                               1,400        30,744
                                                                      ----------
                                                                         337,477
                                                                      ----------
Household Products (1.1%)
Kimberly-Clark Corp.                                         1,206        77,269
Procter & Gamble Co.                                         1,200        62,580
                                                                      ----------
                                                                         139,849
                                                                      ----------
Personal Products (0.6%)
Avon Products, Inc.                                          1,740        74,837
                                                                      ----------
Tobacco (3.6%)
Altria Group, Inc.                                           8,750       416,500
Loews Corp.- Carolina Group                                  1,200        28,512
                                                                      ----------
                                                                         445,012
                                                                      ----------
   Total Consumer Staples                                              1,041,088
                                                                      ----------

Energy (12.2%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.                                           1,200        48,360
GlobalSantaFe Corp.                                            343         9,398
Halliburton Co.                                              1,000        31,750
Nabors Industries Ltd.*                                        600        27,900
Noble Corp.*                                                   943        36,513
Schlumberger Ltd.                                              343        22,062
                                                                      ----------
                                                                         175,983
                                                                      ----------
Oil & Gas (10.8%)
BP plc (ADR)                                                 3,030       170,771
ChevronTexaco Corp.                                            300        28,695
ConocoPhillips                                               5,741       452,218
Devon Energy Corp.                                             275        19,110
EOG Resources, Inc.                                            295        18,747
Exxon Mobil Corp.                                            3,436       159,087
Marathon Oil Co.                                             4,791       180,477
Noble Energy, Inc.                                           1,600        88,496
Occidental Petroleum Corp.                                   2,250       110,857
Total S.A. (ADR)                                               505        49,162

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares      (Note 1)
                                                          ---------   ----------
Unocal Corp.                                                 1,472    $   57,055
                                                                      ----------
                                                                       1,334,675
                                                                      ----------
   Total Energy                                                        1,510,658
                                                                      ----------

Financials (27.2%)
Capital Markets (3.1%)
Franklin Resources, Inc.                                       620        29,915
Goldman Sachs Group, Inc.                                    1,021        90,042
Lehman Brothers Holdings, Inc.                                 500        35,050
Mellon Financial Corp.                                       2,374        65,237
Merrill Lynch & Co., Inc.                                    2,340       116,345
Morgan Stanley                                               1,000        49,330
                                                                      ----------
                                                                         385,919
                                                                      ----------
Commercial Banks (7.1%)
Bank of America Corp.                                        6,345       539,388
PNC Financial Services Group, Inc.                             980        49,588
SouthTrust Corp.                                               321        12,452
SunTrust Banks, Inc.                                         1,442        95,100
Wells Fargo & Co.                                            3,100       177,971
                                                                      ----------
                                                                         874,499
                                                                      ----------
Consumer Finance (0.8%)
American Express Co.                                         1,042        52,361
MBNA Corp.                                                   1,580        39,010
                                                                      ----------
                                                                          91,371
                                                                      ----------
Diversified Financial Services (7.6%)
Citigroup, Inc.                                             10,770       474,849
JPMorgan Chase & Co.                                        12,285       458,599
                                                                      ----------
                                                                         933,448
                                                                      ----------
Insurance (5.8%)
Ace Ltd.                                                     2,000        81,180
Aflac, Inc.                                                    393        15,579
Allstate Corp.                                               1,157        54,472
American International Group, Inc.                           1,900       134,235
Axis Capital Holdings Ltd.                                   1,400        35,980
Chubb Corp.                                                    294        20,221
Hartford Financial Services Group, Inc.                        598        38,930
Marsh & McLennan Cos., Inc.                                    225         9,985
Metlife, Inc.                                                2,969       105,904
St. Paul Travelers Cos., Inc.                                6,044       224,051
                                                                      ----------
                                                                         720,537
                                                                      ----------
Thrifts & Mortgage Finance (2.8%)
Fannie Mae                                                   4,911       348,485
                                                                      ----------
   Total Financials                                                    3,354,259
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Health Care (10.0%)
Health Care Equipment & Supplies (1.1%)
Baxter International, Inc.                                     393    $   11,818
Boston Scientific Corp.*                                     3,000       114,780
Guidant Corp.                                                  157         8,685
                                                                      ----------
                                                                         135,283
                                                                      ----------
Health Care Providers & Services (1.8%)
Anthem, Inc.*                                                  200        16,494
Caremark Rx, Inc.*                                           1,000        30,500
HCA, Inc.                                                    1,200        46,380
Health Management Associates, Inc., Class A                  1,100        22,066
WellPoint Health Networks, Inc.*                             1,000       101,100
                                                                      ----------
                                                                         216,540
                                                                      ----------
Pharmaceuticals (7.1%)
Abbott Laboratories                                          1,256        49,424
Aventis S.A. (ADR)                                           2,650       208,158
Eli Lilly & Co.                                                196        12,489
Forest Laboratories, Inc.*                                     900        45,261
GlaxoSmithKline plc (ADR)                                    4,900       200,655
Johnson & Johnson                                            1,578        87,216
Merck & Co., Inc.                                              461        20,906
Novartis AG (Registered)                                       744        33,293
Pfizer, Inc.                                                 4,647       148,518
Roche Holding AG                                               442        43,704
Wyeth                                                          765        27,081
                                                                      ----------
                                                                         876,705
                                                                      ----------
   Total Health Care                                                   1,228,528
                                                                      ----------

Industrials (12.0%)
Aerospace & Defense (1.4%)
Lockheed Martin Corp.                                        1,499        79,432
Northrop Grumman Corp.                                       1,299        68,327
United Technologies Corp.                                      300        28,050
                                                                      ----------
                                                                         175,809
                                                                      ----------
Building Products (0.5%)
American Standard Cos., Inc.*                                  900        34,101
Masco Corp.                                                  1,060        32,054
                                                                      ----------
                                                                          66,155
                                                                      ----------
Commercial Services & Supplies (3.4%)
Cendant Corp.                                               10,800       247,104
Corinthian Colleges, Inc.*                                     750        14,040
Waste Management, Inc.                                       5,800       163,212
                                                                      ----------
                                                                         424,356
                                                                      ----------
Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A                                250        14,218

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Emerson Electric Co.                                          843     $   51,170
                                                                      ----------
                                                                          65,388
                                                                      ----------
Industrial Conglomerates (3.4%)
3M Co.                                                        600         49,416
General Electric Co.                                        6,700        222,775
Tyco International Ltd.                                     4,550        141,050
                                                                      ----------
                                                                         413,241
                                                                      ----------
Machinery (1.5%)
Deere & Co.                                                 2,711        170,278
Ingersoll-Rand Co., Class A                                   200         13,738
                                                                      ----------
                                                                         184,016
                                                                      ----------
Road & Rail (1.2%)
Burlington Northern Santa Fe Corp.                          1,629         57,797
Union Pacific Corp.                                         1,525         85,919
                                                                      ----------
                                                                         143,716
                                                                      ----------
Trading Companies & Distributors (0.1%)
Finning International, Inc.                                   196          4,837
                                                                      ----------
   Total Industrials                                                   1,477,518
                                                                      ----------

Information Technology (5.3%)
Computers & Peripherals (2.1%)
EMC Corp.*                                                  2,200         24,134
Hewlett-Packard Co.                                         4,387         88,398
International Business Machines Corp.                       1,743        151,763
                                                                      ----------
                                                                         264,295
                                                                      ----------
IT Services (0.4%)
Accenture Ltd., Class A*                                    1,235         30,418
Fiserv, Inc.*                                                 600         20,556
                                                                      ----------
                                                                          50,974
                                                                      ----------
Semiconductors & Semiconductor Equipment (0.6%)
Applied Materials, Inc.*                                      600         10,182
Marvell Technology Group Ltd.*                              2,200         51,084
Novellus Systems, Inc.*                                       427         11,529
                                                                      ----------
                                                                          72,795
                                                                      ----------
Software (2.2%)
Microsoft Corp.                                             9,350        266,101
                                                                      ----------
   Total Information Technology                                          654,165
                                                                      ----------

Materials (3.9%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.                              2,022        104,639
Dow Chemical Co.                                              990         39,491
DuPont (E.I.) de Nemours & Co.                              1,541         66,063
Monsanto Co.                                                  981         35,571
PPG Industries, Inc.                                        1,126         66,378
Praxair, Inc.                                                 343         13,531

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
Syngenta AG*                                                     383    $ 31,658
                                                                        --------
                                                                         357,331
                                                                        --------
Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*                                 1,041      19,373
                                                                        --------
Metals & Mining (0.3%)
Alcoa, Inc.                                                    1,000      32,030
                                                                        --------
Paper & Forest Products (0.6%)
Bowater, Inc.                                                    412      15,368
International Paper Co.                                        1,393      60,219
                                                                        --------
                                                                          75,587
                                                                        --------
   Total Materials                                                       484,321
                                                                        --------

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.1%)
BellSouth Corp.                                                  700      18,963
SBC Communications, Inc.                                       1,526      38,669
Sprint Corp. (FON Group)                                       3,530      65,940
Verizon Communications, Inc.                                   3,611     139,168
                                                                        --------
                                                                         262,740
                                                                        --------
Wireless Telecommunication Services (0.4%)
Vodafone Group plc                                            23,247      50,411
                                                                        --------
   Total Telecommunication Services                                      313,151
                                                                        --------

Utilities (5.8%)
Electric Utilities (5.4%)
Ameren Corp.                                                     240      10,726
Cinergy Corp.                                                    607      23,218
Dominion Resources, Inc.                                       2,760     175,149
Entergy Corp.                                                  5,865     337,237
Exelon Corp.                                                     314      10,959
FirstEnergy Corp.                                                284      11,104
FPL Group, Inc.                                                  200      13,466
NSTAR                                                            226      10,577
PPL Corp.                                                        731      33,882
TXU Corp.                                                        930      36,884
                                                                        --------
                                                                         663,202
                                                                        --------
Gas Utilities (0.1%)
KeySpan Corp.                                                    422      15,188
                                                                        --------
Multi-Utilities & Unregulated Power (0.3%)
Energy East Corp.                                                923      22,484

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

                                                        Number of       Value
                                                          Shares      (Note 1)
                                                        ---------   -----------
National Fuel Gas Co.                                      509      $    13,000
                                                                    -----------
                                                                         35,484
                                                                    -----------
   Total Utilities                                                      713,874
                                                                    -----------
Total Common Stocks (98.4%)
   (Cost $11,275,555)                                                12,151,892
                                                                    -----------

                                                        Principal
                                                          Amount
                                                        ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.9%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04
   (Amortized Cost $238,519)                             $238,519       238,519
                                                                    -----------
Total Investments (100.3%)
   (Cost/Amortized Cost $11,514,074)                                 12,390,411
Other Assets Less Liabilities (-0.3%)                                   (37,082)
                                                                    -----------
Net Assets (100%)                                                   $12,353,329
                                                                    ===========

*    Non-income producing.

     Glossary:
     ADR -- American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $11,215,786
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       11,650,622

As of July 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 1,120,226
Aggregate gross unrealized depreciation                                (243,889)
                                                                    -----------
Net unrealized appreciation                                         $   876,337
                                                                    ===========
Federal income tax cost of investments                              $11,514,074
                                                                    ===========

For the nine months ended July 31, 2004, the Fund incurred approximately $504 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $963,070, of which $796,729 expires in the year 2010 and $166,341 expires in the year 2011.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                            Number of    Value
                                                              Shares    (Note 1)
                                                            ---------   --------
COMMON STOCKS:

Consumer Discretionary (14.5%)
Auto Components (0.5%)
BorgWarner, Inc.                                              1,300     $ 61,347
                                                                        --------
Automobiles (0.2%)
Winnebago Industries, Inc.                                      600       22,110
                                                                        --------
Hotels, Restaurants & Leisure (3.9%)
Alliance Gaming Corp.*                                        1,000       14,230
Argosy Gaming Co.*                                            1,200       39,156
Chicago Pizza & Brewery, Inc.*                                  900       13,527
Four Seasons Hotels, Inc.                                     1,000       60,690
La Quinta Corp.*                                              2,300       17,618
Panera Bread Co., Class A*                                      800       29,512
Penn National Gaming, Inc.*                                   1,100       39,600
Red Robin Gourmet Burgers*                                      400       13,640
Royal Caribbean Cruises Ltd.                                  2,925      125,044
Ruby Tuesday, Inc.                                            1,400       40,446
Station Casinos, Inc.                                         1,700       73,440
                                                                        --------
                                                                         466,903
                                                                        --------
Household Durables (0.3%)
Tempur-Pedic International, Inc.*                             2,700       33,939
                                                                        --------
Internet & Catalog Retail (0.1%)
J. Jill Group, Inc.*                                          1,000       18,570
                                                                        --------
Leisure Equipment & Products (1.2%)
Brunswick Corp.                                               1,725       67,327
Leapfrog Enterprises, Inc.*                                     900       17,820
Marvel Enterprises, Inc.*                                     4,125       53,831
                                                                        --------
                                                                         138,978
                                                                        --------
Media (3.2%)
Acme Communications, Inc.*                                      500        3,250
Citadel Broadcasting Corp.*                                   2,660       37,479
Cumulus Media, Inc., Class A*                                 1,200       17,616
Dow Jones & Co., Inc.                                           100        4,238
Entravision Communications Corp.*                             2,700       19,089
Getty Images, Inc.*                                           1,700       92,854
Interpublic Group of Cos., Inc.*                                100        1,279
Radio One, Inc., Class D*                                     4,000       60,840
UnitedGlobalCom, Inc., Class A*                               5,475       34,712
Univision Communications, Inc., Class A*                      2,000       57,940
XM Satellite Radio Holdings, Inc., Class A*                   1,800       47,502
                                                                        --------
                                                                         376,799
                                                                        --------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Multiline Retail (1.0%)
Fred's, Inc.                                                1,450      $  26,172

Tuesday Morning Corp.*                                      2,900         93,264
                                                                      ----------
                                                                         119,436
                                                                      ----------
Specialty Retail (2.8%)
AnnTaylor Stores Corp.*                                     3,337         89,565
Casual Male Retail Group, Inc.*                             2,200         13,508
Cost Plus, Inc.*                                            1,100         36,806
Dick's Sporting Goods, Inc.*                                1,700         55,250
HOT Topic, Inc.*                                            1,300         20,696
Pier 1 Imports, Inc.                                          100          1,793
Regis Corp.                                                   600         24,696
Tractor Supply Co.*                                         1,000         36,260
Williams-Sonoma, Inc.*                                      1,800         58,482
                                                                      ----------
                                                                         337,056
                                                                      ----------
Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.*                                                1,100         47,069
Columbia Sportswear Co.*                                      750         41,063
Fossil, Inc.*                                               2,775         67,127
                                                                      ----------
                                                                         155,259
                                                                      ----------
   Total Consumer Discretionary                                        1,730,397
                                                                      ----------

Consumer Staples (0.1%)
Food & Staples Retailing (0.0%)
Performance Food Group Co.*                                   300          7,434
                                                                      ----------
Food Products (0.1%)
Bunge Ltd.                                                    100          4,013
Dean Foods Co.*                                               100          3,698
                                                                      ----------
                                                                           7,711
                                                                      ----------
   Total Consumer Staples                                                 15,145
                                                                      ----------

Energy (5.9%)
Energy Equipment & Services (4.4%)
Cal Dive International, Inc.*                               1,800         55,800
ENSCO International, Inc.                                   1,950         58,714
FMC Technologies, Inc.*                                     1,400         42,000
GlobalSantaFe Corp.                                         2,350         64,390
Grant Prideco, Inc.*                                        3,600         68,004
National-Oilwell, Inc.*                                     1,600         53,520
Patterson-UTI Energy, Inc.                                  8,400        153,132
Rowan Cos., Inc.*                                             100          2,442
Superior Energy Services, Inc.*                             1,800         20,124
Varco International, Inc.*                                    100          2,417
                                                                      ----------
                                                                         520,543
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
Oil & Gas (1.5%)
Denbury Resources, Inc.*                                        800     $ 17,480
Newfield Exploration Co.*                                     1,200       70,884
Noble Energy, Inc.                                              800       44,248
Spinnaker Exploration Co.*                                    1,300       46,501
                                                                        --------
                                                                         179,113
                                                                        --------
   Total Energy                                                          699,656
                                                                        --------

Financials (6.0%)
Capital Markets (1.6%)
A.G. Edwards, Inc.                                              900       29,250
Affiliated Managers Group, Inc.*                                600       27,546
Ameritrade Holding Corp.*                                       100        1,109
BlackRock, Inc., Class A                                        900       55,755
Federated Investors, Inc., Class B                              100        2,811
Greenhill & Co., Inc.*                                          100        2,045
Investors Financial Services Corp.                              900       41,112
Jeffries Group, Inc.                                            500       15,670
National Financial Partners Corp.                               500       16,840
                                                                        --------
                                                                         192,138
                                                                        --------
Commercial Banks (2.0%)
Cathay General Bancorp                                          400       26,804
Cullen/Frost Bankers, Inc.                                      100        4,302
CVB Financial Corp.                                             520       10,743
East-West Bancorp, Inc.                                         800       26,976
First State Bancorp/Albuquerque, NM                             700       20,475
Greater Bay Bancorp                                           1,300       34,255
National Commerce Financial Corp.                               100        3,250
Southwest Bancorporation of Texas, Inc.                       3,200       65,120
UCBH Holdings, Inc.                                             100        3,909
Umpqua Holdings Corp.                                         1,700       38,437
                                                                        --------
                                                                         234,271
                                                                        --------
Consumer Finance (0.0%)
Providian Financial Corp.*                                      100        1,384
                                                                        --------
Diversified Financial Services (1.4%)
CapitalSource, Inc.*                                          2,700       58,374
CIT Group, Inc.                                               1,725       59,961
Collegiate Funding Services LLC*                                300        4,209
eSpeed, Inc., Class A*                                          600        6,462
Financial Federal Corp.*                                      1,000       32,160
                                                                        --------
                                                                         161,166
                                                                        --------
Insurance (0.3%)
American Medical Security Group, Inc.*                          300        7,623
Gallagher (Arthur J.) & Co.                                     100        3,097

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
IPC Holdings Ltd.                                               700     $ 26,250
                                                                        --------
                                                                          36,970
                                                                        --------
Real Estate (0.5%)
Jones Lang LaSalle, Inc.*                                     2,000       58,000
                                                                        --------
Thrifts & Mortgage Finance (0.2%)
Farmer Mac, Class C*                                            400        7,340
First Niagara Financial Group, Inc.                           1,000       12,190
Franklin Bank Corp./Houston, TX*                                600        9,456
                                                                        --------
                                                                          28,986
                                                                        --------
   Total Financials                                                      712,915
                                                                        --------

Health Care (17.2%)
Biotechnology (3.9%)
Eyetech Pharmaceuticals, Inc.*                                  850       31,535
InterMune, Inc.*                                              1,500       17,985
Martek Biosciences Corp.*                                     1,200       56,784
NPS Pharmaceuticals, Inc.*                                    3,000       55,950
OraSure Technologies, Inc.*                                   3,700       28,675
OSI Pharmaceuticals, Inc.*                                      500       30,050
Pharmion Corp.                                                1,000       44,880
Protein Design Labs, Inc.*                                    4,625       74,925
Serologicals Corp.*                                           1,100       21,560
Techne Corp.*                                                 1,100       43,780
Telik, Inc.*                                                  1,400       27,664
Trimeris, Inc.*                                               1,500       17,205
Vicuron Pharmaceuticals, Inc.*                                1,600       16,096
Xenogen Corp.*                                                  300        2,070
                                                                        --------
                                                                         469,159
                                                                        --------
Health Care Equipment & Supplies (5.2%)
American Medical Systems Holdings, Inc.*                      1,500       47,730
Cooper Cos., Inc.                                             1,200       71,340
CTI Molecular Imaging, Inc.*                                    900        9,423
Cytyc Corp.*                                                  2,900       70,093
Inamed Corp.*                                                 1,979      107,222
Kinetic Concepts, Inc.*                                       2,000       89,840
Merit Medical Systems, Inc.*                                  1,467       24,763
Millipore Corp.*                                                925       48,738
Nektar Therapeutics*                                          2,100       36,834
Steris Corp.*                                                 1,700       34,952
Varian Medical Systems, Inc.*                                   700       48,307
Waters Corp.*                                                   100        4,388
Wilson Greatbatch Technologies, Inc.*                         1,100       24,090
                                                                        --------
                                                                         617,720
                                                                        --------
Health Care Providers & Services (4.6%)
Accredo Health, Inc.*                                         1,500       48,600

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Amsurg Corp.*                                                 450     $   10,688
Caremark Rx, Inc.*                                          1,975         60,237
Coventry Health Care, Inc.*                                   100          5,111
Express Scripts, Inc.*                                        900         59,040
Health Management Associates, Inc., Class A                   100          2,006
IDX Systems Corp.*                                            600         18,018
LabOne, Inc.*                                               2,500         73,775
LifePoint Hospitals, Inc.*                                    400         13,364
Molina Healthcare, Inc.*                                      200          6,636
Omnicare, Inc.                                              1,425         40,285
Parexel International Corp.*                                1,300         24,973
Pharmaceutical Product Development, Inc.*                     800         28,048
RehabCare Group, Inc.*                                      1,100         26,345
Select Medical Corp.                                        1,300         16,692
Sierra Health Services, Inc.*                               1,300         57,460
Symbion, Inc.*                                                400          6,856
United Surgical Partners International, Inc.*                 300         10,572
VCA Antech, Inc.*                                           1,100         46,233
                                                                      ----------
                                                                         554,939
                                                                      ----------
Pharmaceuticals (3.5%)
Alpharma, Inc., Class A                                       900         14,796
Angiotech Pharmaceuticals, Inc.*                            3,400         59,908
Elan Corp. plc (ADR)*                                       2,000         41,100
Impax Laboratories, Inc.*                                   2,900         41,035
IVAX Corp.*                                                   100          2,385
Medicines Co.*                                                900         23,814
Medicis Pharmaceutical Corp., Class A                       1,700         60,809
MGI Pharma, Inc.*                                           4,975        139,350
Taro Pharmaceuticals Industries Ltd.*                       1,200         26,796
Watson Pharmaceuticals, Inc.*                                 100          2,521
                                                                      ----------
                                                                         412,514
                                                                      ----------
   Total Health Care                                                   2,054,332
                                                                      ----------

Industrials (16.7%)
Aerospace & Defense (1.5%)
L-3 Communications Holdings, Inc.                           1,000         61,150
Precision Castparts Corp.                                     900         50,697
Rockwell Collins, Inc.                                      1,025         35,076
United Defense Industries, Inc.*                            1,000         34,650
                                                                      ----------
                                                                         181,573
                                                                      ----------
Air Freight & Logistics (1.2%)
Expeditors International of Washington, Inc.                1,500         69,615
Forward Air Corp.*                                          1,700         67,507
Hunt (J.B.) Transport Services, Inc.                          100          3,841
                                                                      ----------
                                                                         140,963
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
Airlines (0.4%)
Southwest Airlines Co.                                        3,500     $ 50,645
                                                                        --------
Commercial Services & Supplies (7.0%)
Allied Waste Industries, Inc.*                                  100          924
CDI Corp.                                                     1,100       31,372
Cintas Corp.                                                    600       25,176
Corinthian Colleges, Inc.*                                    3,250       60,840
Corporate Executive Board Co.                                   800       45,360
Education Management Corp.*                                   3,375       93,690
Jackson Hewitt Tax Service, Inc.*                             1,300       22,620
LECG Corp.*                                                     600       10,620
Manpower, Inc.                                                3,775      164,401
Monster Worldwide, Inc.*                                      2,825       62,404
NCO Group, Inc.*                                              1,400       34,958
PRG-Schultz International, Inc.*                              4,800       24,432
Resources Connection, Inc.*                                     500       19,390
Robert Half International, Inc.                                 100        2,782
Stericycle, Inc.*                                             2,175      106,575
Strayer Education, Inc.                                       1,240      120,801
Waste Connections, Inc.*                                        450       12,987
                                                                        --------
                                                                         839,332
                                                                        --------
Construction & Engineering (0.7%)
Dycom Industries, Inc.*                                       3,000       80,820
                                                                        --------
Electrical Equipment (1.0%)
Ametek, Inc.                                                    700       21,588
C&D Technology, Inc.                                            600        9,420
Rockwell Automation, Inc.                                     1,725       64,532
Roper Industries, Inc.                                          400       22,400
                                                                        --------
                                                                         117,940
                                                                        --------
Machinery (2.8%)
Briggs & Stratton Corp.                                         300       25,050
Bucyrus International, Inc.                                     700       16,800
Crane Co.                                                       700       19,474
Cummins, Inc.                                                   300       20,829
Cuno, Inc.*                                                     400       21,064
Flowserve Corp.*                                              2,000       47,900
Idex Corp.                                                    2,050       65,784
Manitowoc Co., Inc.                                             600       20,346
Navistar International Corp.*                                   800       28,760
Oshkosh Truck Corp.                                             800       42,376
Reliance Steel & Aluminum Co.                                   600       23,892
                                                                        --------
                                                                         332,275
                                                                        --------
Road & Rail (1.2%)
Knight Transportation, Inc.*                                  1,650       32,687

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Landstar System, Inc.*                                      1,200     $   59,772
Werner Enterprises, Inc.                                    2,725         54,309
                                                                      ----------
                                                                         146,768
                                                                      ----------
Trading Companies & Distributors (0.9%)
Fastenal Co.                                                  700         43,666
MSC Industrial Direct Co., Class A                          1,900         59,470
                                                                      ----------
                                                                         103,136
                                                                      ----------
   Total Industrials                                                   1,993,452
                                                                      ----------

Information Technology (31.0%)
Communications Equipment (2.2%)
Adaptec, Inc.*                                              2,600         19,474
Avaya, Inc.*                                                  100          1,465
Avocent Corp.*                                              2,600         77,844
Comverse Technology, Inc.*                                  3,975         67,814
F5 Networks, Inc.*                                            700         18,333
Polycom, Inc.*                                              3,175         61,214
ViaSat, Inc.*                                               1,200         21,744
                                                                      ----------
                                                                         267,888
                                                                      ----------
Computers & Peripherals (0.4%)
Drexler Technology Corp.*                                     400          4,000
Network Appliance, Inc.*                                    1,650         31,862
Overland Storage, Inc.*                                     1,200         14,088
                                                                      ----------
                                                                          49,950
                                                                      ----------
Electronic Equipment & Instruments (8.1%)
Amphenol Corp., Class A*                                    2,500         78,575
CDW Corp.                                                   1,200         77,160
Coherent, Inc.*                                             1,000         26,315
Electro Scientific Industries, Inc.*                        2,500         64,375
Flir Systems, Inc.*                                         1,100         69,993
Jabil Circuit, Inc.*                                        2,450         53,288
KEMET Corp.*                                                1,500         15,135
Mettler-Toledo International, Inc.*                           800         33,360
National Instruments Corp.                                  4,050        117,652
Photon Dynamics, Inc.*                                        700         19,243
Scansource, Inc.*                                           1,300         76,180
Tektronix, Inc.                                             6,275        190,760
Thermo Electron Corp.*                                      1,825         46,939
Trimble Navigation Ltd.*                                    1,100         30,547
Varian, Inc.*                                               1,700         64,430
                                                                      ----------
                                                                         963,952
                                                                      ----------
Internet Software & Services (1.4%)
aQuantive, Inc.                                             2,200         18,788
Entrust Technologies, Inc.*                                 5,200         14,508
McAfee, Inc.*                                                 100          1,798
Phase Forward, Inc.*                                          300          2,445

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of    Value
                                                              Shares    (Note 1)
                                                            ---------   --------
Sina Corp.*                                                   2,500     $ 70,875
Tumbleweed Communications Corp.*                              2,100        4,389
ValueClick, Inc.*                                             1,000       10,380
VeriSign, Inc.*                                               2,300       40,273
webMethods, Inc.*                                               700        3,339
                                                                        --------
                                                                         166,795
                                                                        --------
IT Services (4.2%)
Alliance Data Systems Corp.*                                  1,700       67,507
Anteon International Corp.*                                   1,250       38,925
BearingPoint, Inc.*                                           2,300       18,998
Cognizant Technology Solutions Corp., Class A*                4,400      121,220
Global Payments, Inc.                                         2,500      114,125
Iron Mountain, Inc.*                                          3,575      115,365
MAXIMUS, Inc.*                                                  600       19,182
                                                                        --------
                                                                         495,322
                                                                        --------
Semiconductors & Semiconductor Equipment (6.4%)
Actel Corp.*                                                  2,100       31,542
Advanced Energy Industries, Inc.*                             1,900       18,734
AMIS Holdings, Inc.*                                          2,800       41,244
ASML Holding N.V. (N.Y. Shares)*                                100        1,421
ATI Technologies, Inc.*                                       2,425       39,042
Cabot Microelectronics Corp.*                                 1,100       39,039
Exar Corp.*                                                   5,200       70,044
Fairchild Semiconductor International, Inc., Class A*           100        1,469
Formfactor, Inc.*                                             2,000       40,160
Integrated Circuit Systems, Inc.*                             2,600       62,192
Integrated Device Technology, Inc.*                           2,900       33,147
International Rectifier Corp.*                                1,600       62,720
Intersil Corp., Class A                                         100        1,837
Lam Research Corp.*                                           1,400       33,390
Lattice Semiconductor Corp.*                                  1,700        8,330
Marvell Technology Group Ltd.*                                2,000       46,440
Micrel, Inc.*                                                 1,100       11,297
Microchip Technology, Inc.                                      100        2,897
Microtune, Inc.*                                              3,200       14,240
Pericom Semiconductor Corp.*                                  1,400       13,986
Semtech Corp.*                                                4,400       87,340
Varian Semiconductor Equipment Associates, Inc.*              3,100       92,597
Zilog, Inc.*                                                    900        6,840
                                                                        --------
                                                                         759,948
                                                                        --------
Software (8.3%)
Activision, Inc.*                                             3,250       47,613
Adobe Systems, Inc.                                           1,450       61,161
Ascential Software Corp.*                                     1,100       13,508
Aspen Technology, Inc.*                                       1,100        6,523
Borland Software Corp.*                                       1,800       14,886

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares     (Note 1)
                                                        ----------   -----------
Catapult Communications Corp.*                              900      $    17,280
Cognos, Inc.*                                             2,000           67,360
Filenet Corp.*                                            1,700           32,300
Hyperion Solutions Corp.*                                 3,775          154,850
Jack Henry & Associates, Inc.                             1,100           21,175
JDA Software Group, Inc.*                                 1,000           10,650
Kronos, Inc.*                                             1,300           57,096
Lawson Software, Inc.*                                    3,600           25,560
Macromedia, Inc.*                                         4,950           99,990
Mercury Interactive Corp.*                                2,350           85,916
NetIQ Corp.*                                              2,100           20,013
PeopleSoft, Inc.*                                           100            1,802
Quest Software, Inc.*                                     5,900           71,154
RSA Security, Inc.*                                       1,100           20,482
Symantec Corp.*                                           1,375           64,295
TIBCO Software, Inc.*                                     9,850           69,639
Verity, Inc.*                                             1,900           21,147
                                                                     -----------
                                                                         984,400
                                                                     -----------
   Total Information Technology                                        3,688,255
                                                                     -----------

Materials (3.1%)
Chemicals (2.1%)
Cabot Corp.                                               1,300           49,504
FMC Corp.*                                                1,100           48,345
Georgia Gulf Corp.                                        1,100           39,105
Headwaters, Inc.*                                         1,400           38,836
Minerals Technologies, Inc.                                 800           44,696
NOVA Chemicals Corp.                                        800           24,296
                                                                     -----------
                                                                         244,782
                                                                     -----------
Metals & Mining (1.0%)
Allegheny Technologies, Inc.                              1,860           37,293
GrafTech International Ltd.*                              1,100           12,133
Meridian Gold, Inc.*                                        800           10,608
Peabody Energy Corp.                                        625           35,113
Steel Dynamics, Inc.*                                       800           26,200
                                                                     -----------
                                                                         121,347
                                                                     -----------
   Total Materials                                                       366,129
                                                                     -----------

Telecommunication Services (2.1%)
Wireless Telecommunication Services (2.1%)
Nextel Partners, Inc., Class A*                           9,575          153,870
NII Holdings, Inc.*                                       2,425           92,199
                                                                     -----------
   Total Telecommunication Services                                      246,069
                                                                     -----------
Total Common Stocks (96.6%)
   (Cost $10,603,179)                                                 11,506,350
                                                                     -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

                                                        Principal       Value
                                                         Amount       (Note 1)
                                                        ---------   -----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.2%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04
   (Amortized Cost $378,743)                             $378,743   $   378,743
                                                                    -----------
Total Investments (99.8%)
   (Cost/Amortized Cost $10,981,922)                                 11,885,093
Other Assets Less Liabilities (0.2%)                                     21,730
                                                                    -----------
Net Assets (100%)                                                   $11,906,823
                                                                    ===========

*    Non-income producing.

     Glossary:
     ADR -- American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $ 8,362,736
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        8,432,179

As of July 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 1,605,613
Aggregate gross unrealized depreciation                                (702,442)
                                                                    -----------
Net unrealized appreciation                                            903,171
                                                                    -----------
Federal income tax cost of investments                              $10,981,922
                                                                    ===========

For the nine months ended July 31, 2004, the Fund incurred approximately $29 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $2,916,492 which expires in the year 2010.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                             Shares     (Note 1)
                                                            ---------   --------
COMMON STOCKS:

Consumer Discretionary (15.4%)
Auto Components (1.3%)
BorgWarner, Inc.                                                900     $ 42,471
China Yuchai International Ltd.                                 900       15,480
Compagnie Generale des Etablissements Michelin,
   Class B (Registered)                                       1,800      100,120
Cooper Tire & Rubber Co.                                      1,400       32,830
Dura Automotive Systems, Inc., Series A*                        500        4,575
Edelbrock Corp.                                                 200        3,288
Standard Motor Products, Inc.                                   300        4,290
Visteon Corp.                                                   400        4,112
                                                                        --------
                                                                         207,166
                                                                        --------
Distributors (0.0%)
Handleman Co.                                                   200        4,294
                                                                        --------
Hotels, Restaurants & Leisure (2.4%)
Bally Total Fitness Holding Corp.*                            6,800       35,088
Bob Evans Farms, Inc.                                           800       21,296
Carnival Corp.                                                1,650       76,907
CBRL Group, Inc.                                              2,300       76,406
Choice Hotels International, Inc.                               200       10,520
Darden Restaurants, Inc.                                      4,250       90,652
Famous Dave's of America, Inc.*                                 400        2,820
Jack in the Box, Inc.*                                          100        3,190
Landry's Restaurants, Inc.                                      700       21,161
Lone Star Steakhouse & Saloon, Inc.                             300        7,272
Nathan's Famous, Inc.*                                          200        1,190
Navigant International, Inc.*                                   200        3,186
Prime Hospitality Corp.*                                      1,200       11,016
Rubio's Restaurants, Inc.*                                      300        2,856
Sands Regent*                                                   200        1,630
Westcoast Hospitality Corp.*                                    200          988
                                                                        --------
                                                                         366,178
                                                                        --------
Household Durables (2.4%)
American Greetings Corp., Class A*                              800       18,656
Basset Furniture Industries, Inc.                               400        7,640
Brookfield Homes Corp.                                          500       13,530
Cobra Electronics Corp.*                                        300        2,265
CSS Industries, Inc.                                            300        9,528
Department 56, Inc.*                                            400        6,168
Flexsteel Industries, Inc.                                      300        6,630
Leggett & Platt, Inc.                                         2,950       79,798
Maytag Corp.                                                  3,300       67,650
MDC Holdings, Inc.                                              874       58,689
Technical Olympic USA, Inc.                                     300        6,501

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
Toll Brothers, Inc.*                                             300    $ 11,922
Yankee Candle Co., Inc.*                                       2,800      81,256
                                                                        --------
                                                                         370,233
                                                                        --------
Internet & Catalog Retail (0.1%)
Insight Enterprises, Inc.*                                     1,000      16,040
                                                                        --------
Leisure Equipment & Products (0.6%)
Aldila, Inc.*                                                    200       2,540
Brunswick Corp.                                                1,900      74,157
Callaway Golf Co.                                              1,200      13,200
GameTech International, Inc.                                     400       2,160
K2, Inc.*                                                        200       2,850
                                                                        --------
                                                                          94,907
                                                                        --------
Media (2.6%)
Cox Radio, Inc., Class A*                                      1,600      27,728
Entercom Communications Corp.*                                 1,050      40,373
Interpublic Group of Cos., Inc.*                               6,900      88,251
Media General, Inc., Class A                                     400      23,904
Reader's Digest Association, Inc. (Non-Voting)                 5,850      83,538
UnitedGlobalCom, Inc., Class A*                               13,918      88,240
Westwood One, Inc.*                                            2,400      57,120
                                                                        --------
                                                                         409,154
                                                                        --------
Multiline Retail (0.4%)
J.C. Penney Co., Inc.                                          1,250      50,000
Retail Ventures, Inc.*                                           900       7,236
                                                                        --------
                                                                          57,236
                                                                        --------
Specialty Retail (3.9%)
American Eagle Outfitters, Inc.*                               1,450      47,516
Borders Group, Inc.                                            2,300      52,601
Charming Shoppes, Inc.*                                        2,920      21,433
Circuit City Stores, Inc.                                        200       2,820
Foot Locker, Inc.                                              7,000     157,500
Hastings Entertainment, Inc.*                                    300       2,190
Office Depot, Inc.*                                            3,500      57,400
Pomeroy Computer Resources, Inc.*                                400       4,592
Rent-A-Center, Inc.*                                           1,800      52,812
Rex Stores Corp.*                                                300       3,897
Ross Stores, Inc.                                              1,800      41,670
Rush Enterprises, Inc., Class B*                                 400       5,508
Steiner Leisure Ltd.*                                            200       4,782
Talbots, Inc.                                                  2,800      86,240
TJX Cos., Inc.                                                   700      16,429
Trans World Entertainment Corp.*                                 200       1,986
Zale Corp.*                                                    2,000      54,280
                                                                        --------
                                                                         613,656
                                                                        --------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Textiles, Apparel & Luxury Goods (1.7%)
Haggar Corp.                                                  100     $    1,925
Hallwood Group, Inc.*                                         200          9,940
Jones Apparel Group, Inc.                                   3,335        124,562
Kellwood Co.                                                  200          8,030
Phillips-Van Heusen Corp.                                   1,000         18,970
Polo Ralph Lauren Corp.                                     1,100         36,256
Tommy Hilfiger Corp.*                                       2,200         30,800
V.F. Corp.                                                    800         40,008
                                                                      ----------
                                                                         270,491
                                                                      ----------
   Total Consumer Discretionary                                        2,409,355
                                                                      ----------

Consumer Staples (3.0%)
Beverages (0.3%)
PepsiAmericas, Inc.                                         1,900         35,663
Todhunter International, Inc.*                                200          2,690
                                                                      ----------
                                                                          38,353
                                                                      ----------
Food & Staples Retailing (0.3%)
Longs Drug Stores Corp.                                       600         12,600
Ruddick Corp.                                               1,100         21,516
Village Super Market, Inc., Class A                           100          3,248
Weis Markets, Inc.                                            500         15,945
                                                                      ----------
                                                                          53,309
                                                                      ----------
Food Products (2.3%)
Bunge Ltd.                                                  3,400        136,442
Cal-Maine Foods, Inc.                                         600          7,110
Central Garden & Pet Co.*                                     500         14,190
Chiquita Brands International, Inc.*                        1,000         19,540
Dean Foods Co.*                                             2,100         77,658
Flowers Foods, Inc.                                         1,350         35,235
Ralcorp Holdings, Inc.*                                     1,000         36,470
Smithfield Foods, Inc.*                                     1,100         31,174
                                                                      ----------
                                                                         357,819
                                                                      ----------
Personal Products (0.1%)
Elizabeth Arden, Inc.*                                        500          9,835
Natures Sunshine Products, Inc.                               100          1,488
Weider Nutrition International, Inc.*                         700          3,094
                                                                      ----------
                                                                          14,417
                                                                      ----------
   Total Consumer Staples                                                463,898
                                                                      ----------

Energy (7.3%)
Energy Equipment & Services (2.9%)
Cal Dive International, Inc.*                                 800         24,800
Cooper Cameron Corp.*                                       2,300        117,507
Dawson Geophysical Co.*                                       200          4,410
ENSCO International, Inc.                                   1,600         48,176

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
IHC Caland N.V.                                             2,220     $   94,349
Lufkin Industries, Inc.                                       300          9,855
NATCO Group, Inc.*                                            300          2,490
Oil States International, Inc.*                               500          8,230
Tidewater, Inc.                                               600         18,210
Transocean, Inc.*                                           3,850        109,340
Veritas DGC, Inc.*                                            300          7,389
Willbros Group, Inc.*                                         600          8,826
                                                                      ----------
                                                                         453,582
                                                                      ----------
Oil & Gas (4.4%)
Ashland, Inc.                                               1,600         83,632
Barnwell Industries, Inc.                                     200          8,650
Chesapeake Energy Corp.                                     3,600         55,260
Devon Energy Corp.                                          1,700        118,133
EOG Resources, Inc.                                         1,500         95,325
General Maritime Corp.*                                       900         26,694
KCS Energy, Inc.*                                             900         13,302
Newfield Exploration Co.*                                     500         29,535
Overseas Shipholding Group, Inc.                              600         26,946
Patina Oil & Gas Corp.                                      1,600         47,184
Talisman Energy, Inc.                                         800         19,072
Teekay Shipping Corp.                                       1,800         71,604
Transmontaigne, Inc.*                                         500          3,155
Ultra Petroleum Corp.                                         700         31,409
XTO Energy, Inc.                                            2,191         65,511
                                                                      ----------
                                                                         695,412
                                                                      ----------
   Total Energy                                                        1,148,994
                                                                      ----------

Financials (20.5%)
Capital Markets (1.1%)
Federated Investors, Inc., Class B                          1,200         33,732
Mellon Financial Corp.                                      3,000         82,440
Piper Jaffray Cos.*                                         1,450         59,088
                                                                      ----------
                                                                         175,260
                                                                      ----------
Commercial Banks (6.3%)
1st Source Corp.                                               79          1,902
Amcore Financial, Inc.                                        400         11,300
AmeriServ Financial, Inc.*                                    400          2,148
Bank of Hawaii Corp.                                          300         13,479
Banknorth Group, Inc.                                       3,150        100,516
Banner Corp.                                                  400         10,904
City National Corp.                                           500         32,250
Colonial Bancgroup, Inc.                                    3,900         75,231
Comerica, Inc.                                                600         35,082
Community West Bancshares                                     200          1,830
Cowlitz Bancorp*                                              300          2,958

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of    Value
                                                              Shares    (Note 1)
                                                            ---------   --------
Desert Community Bank                                            20     $    490
ECB Bancorp, Inc.                                               200        5,600
First Charter Corp.                                             230        5,187
First Citizens BankShares, Inc., Class A                        100       11,900
First Indiana Corp.                                             400        7,576
Hancock Holding Co.                                             900       27,027
HF Financial Corp.                                              220        3,595
Hibernia Corp., Class A                                       7,500      189,750
International Bancshares Corp.                                1,125       43,369
Intervest Bancshares Corp.*                                     200        3,100
Irwin Financial Corp.                                           500       13,365
Long Island Financial Corp.                                     200        6,382
North Fork Bancorp, Inc.                                      3,250      126,912
Peoples Banctrust Co., Inc.                                     200        2,782
Republic Bancorp, Inc.                                        1,800       26,370
Security National Financial Corp., Class A*                     200          700
Team Financial, Inc.                                            200        2,320
UMB Financial Corp.                                             600       30,072
UnionBanCal Corp.                                             1,800      104,490
United Bancshares, Inc.                                         200        3,130
Westcorp                                                        700       29,106
Zions Bancorp                                                   950       57,475
                                                                        --------
                                                                         988,298
                                                                        --------
Consumer Finance (0.1%)
Advanta Corp., Class A                                          500       10,750
                                                                        --------
Diversified Financial Services (0.9%)
Apollo Investment Corp.*                                      2,900       39,527
CIT Group, Inc.                                               2,800       97,328
Onyx Acceptance Corp.                                           195        3,313
                                                                        --------
                                                                         140,168
                                                                        --------
Insurance (6.4%)
Ambac Financial Group, Inc.                                   1,700      120,887
American National Insurance Co.                                 300       27,450
AmerUs Group Co.                                              1,200       46,200
Assurant, Inc.                                                4,700      114,680
Ceres Group, Inc.*                                              800        4,464
Commerce Group, Inc.                                            700       33,887
Endurance Specialty Holdings Ltd.                             2,200       72,710
FBL Financial Group, Inc., Class A                              400       10,632
Great American Financial Resources, Inc.                        100        1,516
HCC Insurance Holdings, Inc.                                    200        6,060
Independence Holding Co.                                        540       11,610
IPC Holdings Ltd.                                               900       33,750
Max Reinsurance Capital Ltd.                                    900       16,128
Midland Co.                                                     300        8,565

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of    Value
                                                              Shares    (Note 1)
                                                            ---------   --------
National Western Life Insurance Co., Class A*                   100     $ 15,988
Old Republic International Corp.                              3,700       86,173
Platinum Underwriters Holdings Ltd.                           1,800       50,094
Reinsurance Group of America, Inc.                            3,600      143,460
Renaissance Reinsurance Holdings Ltd.                         2,300      121,900
Selective Insurance Group, Inc.                                 700       25,207
Stancorp Financial Group, Inc.                                  600       42,180
UICI*                                                           200        4,784
Unico American Corp.*                                           200        1,190
                                                                        --------
                                                                         999,515
                                                                        --------
Real Estate (2.8%)
American Home Mortgage Investment Corp. (REIT)                  900       23,265
Bluegreen Corp.*                                                500        5,855
Capital Trust, Inc./NY, Class A (REIT)                          200        4,894
CRT Properties, Inc. (REIT)                                     800       17,280
Friedman, Billings, Ramsey Group, Inc., Class A (REIT)        2,000       32,900
Hanover Capital Mortgage Holdings, Inc. (REIT)                  300        3,732
Host Marriott Corp. (REIT)*                                   5,400       69,930
HRPT Properties Trust (REIT)                                  2,500       25,175
ILX Resorts, Inc.                                               200        2,030
iStar Financial, Inc. (REIT)                                    300       11,400
LTC Properties, Inc. (REIT)                                     500        8,570
Mission West Properties, Inc. (REIT)                            500        5,100
National Health Investors, Inc. (REIT)                        1,300       35,659
National Health Realty, Inc. (REIT)                             200        3,964
New Plan Excel Realty Trust (REIT)                              400        9,500
Newcastle Investment Corp. (REIT)                             1,000       28,290
Parkway Properties, Inc. (REIT)                                 300       13,170
PMC Commercial Trust (REIT)                                     300        4,326
Prologis Trust (REIT)                                           800       27,232
Reckson Associates Realty Corp. (REIT)                        1,800       49,878
Tarragon Corp. (REIT)*                                          156        2,250
Trizec Properties, Inc. (REIT)                                2,400       38,520
Winston Hotels, Inc. (REIT)                                     700        7,700
                                                                        --------
                                                                         430,620
                                                                        --------
Thrifts & Mortgage Finance (2.9%)
AmNet Mortgage, Inc.*                                           200        1,880
Bankunited Financial Corp.*                                     900       24,156
Countrywide Financial Corp.                                     824       59,410
Doral Financial Corp.                                         1,100       43,175
FFW Corp.                                                       200        4,352
First Federal Bancorp, Inc./Ohio                                200        1,748
Independence Community Bank Corp.                             1,900       70,946
IndyMac Bancorp, Inc.                                         1,000       33,220
Northeast Bancorp                                               200        3,792
Northeast Pennsylvania Financial Corp.                          200        3,390

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of     Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Park Bancorp, Inc.                                            200     $    6,150
R & G Financial Corp., Class B                                750         26,310
Radian Group, Inc.                                          1,600         73,632
Saxon Capital, Inc.*                                          800         18,816
Sterling Financial Corp./WA*                                  700         22,148
W Holding Co., Inc.                                           100          1,650
Washington Federal, Inc.                                    1,280         32,064
Webster Financial Corp.                                       500         23,460
Wells Financial Corp.                                         200          4,896
                                                                      ----------
                                                                         455,195
                                                                      ----------
   Total Financials                                                    3,199,806
                                                                      ----------

Health Care (8.1%)
Biotechnology (0.9%)
Charles River Laboratories International, Inc.*             2,300        103,661
ImClone Systems, Inc.*                                        200         11,784
Invitrogen Corp.*                                             165          8,659
Kendle International, Inc.*                                   400          2,892
Serologicals Corp.*                                           400          7,840
                                                                      ----------
                                                                         134,836
                                                                      ----------
Health Care Equipment & Supplies (3.6%)
Bausch & Lomb, Inc.                                         1,200         73,908
Beckman Coulter, Inc.                                       1,550         85,514
Conmed Corp.*                                                 100          2,216
Dade Behring Holdings, Inc.*                                  100          4,969
Dentsply International, Inc.                                1,300         63,219
Edwards Lifesciences Corp.*                                 3,350        117,819
Enpath Medical, Inc.*                                         200          1,902
Hillenbrand Industries, Inc.                                2,050        116,420
Invacare Corp.                                                900         36,495
Mine Safety Appliances Co.                                  1,200         44,580
Sola International, Inc.*                                     400          6,504
Span-America Medical Systems, Inc.                            200          2,370
West Pharmaceutical Services, Inc.                            400         15,236
                                                                      ----------
                                                                         571,152
                                                                      ----------
Health Care Providers & Services (3.0%)
Alliance Imaging, Inc.*                                       400          1,960
Cerner Corp.*                                                 200          9,000
Coventry Health Care, Inc.*                                   800         40,888
Hanger Orthopedic Group, Inc.*                                400          4,040
Health Management Associates, Inc., Class A                 2,700         54,162
Health Net, Inc.*                                           8,200        197,866
Horizon Health Corp.*                                         300          7,302
Humana, Inc.*                                               3,300         59,763
Kindred Healthcare, Inc.*                                     800         19,400
Medcath Corp.*                                                500          7,945

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
NWH, Inc.                                                      100    $    1,745
Omnicare, Inc.                                                 200         5,654
PacifiCare Health Systems, Inc.*                             1,500        45,855
Parexel International Corp.*                                   600        11,526
                                                                      ----------
                                                                         467,106
                                                                      ----------
Pharmaceuticals (0.6%)
Barr Pharmaceuticals, Inc.*                                    800        27,480
Biovail Corp.*                                               3,600        56,340
Eon Labs, Inc.*                                                200         5,824
First Horizon Pharmaceutical Corp.*                            200         3,494
Polydex Pharmaceuticals Ltd.*                                  200         1,396
                                                                      ----------
                                                                          94,534
                                                                      ----------
   Total Health Care                                                   1,267,628
                                                                      ----------

Industrials (13.5%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.*                                   1,700       107,032
Armor Holdings, Inc.*                                          700        25,550
Aviall, Inc.*                                                1,000        20,050
Bombardier, Inc., Class B                                   13,123        32,980
Esterline Technologies Corp.*                                  700        21,973
Orbital Sciences Corp.*                                        200         2,290
United Defense Industries, Inc.*                             2,200        76,230
                                                                      ----------
                                                                         286,105
                                                                      ----------
Air Freight & Logistics (1.2%)
CNF, Inc.                                                    2,300        94,898
Ryder System, Inc.                                           2,100        90,090
                                                                      ----------
                                                                         184,988
                                                                      ----------
Airlines (0.8%)
Continental Airlines, Inc., Class B*                         1,800        16,182
ExpressJet Holdings, Inc.*                                   2,000        21,800
Southwest Airlines Co.                                       6,450        93,332
                                                                      ----------
                                                                         131,314
                                                                      ----------
Building Products (1.6%)
International Aluminum Corp.                                   200         5,922
Lennox International, Inc.                                   1,200        21,144
Universal Forest Products, Inc.                                600        18,222
York International Corp.                                     5,500       195,690
                                                                      ----------
                                                                         240,978
                                                                      ----------
Commercial Services & Supplies (2.2%)
Ablest, Inc.*                                                  200         1,052
Ambassodors International, Inc.                                300         3,684
Amrep Corp.                                                    200         3,800
AT Cross Co., Class A*                                         400         2,084
Bowne & Co., Inc.                                              900        13,401
CDI Corp.                                                      400        11,408

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
Century Business Services, Inc.*                              2,100     $  8,862
Consolidated Graphics, Inc.*                                    200        8,702
CPI Corp.                                                       300        4,026
Ecology And Environment, Inc.                                   200        1,810
Kelly Services, Inc., Class A                                   500       13,565
Layne Christensen Co.*                                          400        5,656
Mac-Gray Corp.*                                                 400        2,704
NCO Group, Inc.*                                                600       14,982
R.R. Donnelley & Sons Co.                                     1,300       41,262
RCM Technologies, Inc.*                                         300        1,767
Republic Services, Inc.                                       2,100       60,060
SOURCECORP, Inc.*                                               200        4,702
Spherion Corp.*                                               1,700       14,705
TeleTech Holdings, Inc.*                                        200        1,750
United Rentals, Inc.*                                         2,600       51,584
United Stationers, Inc.*                                      1,600       63,072
University of Phoenix Online*                                   100        8,617
Waste Industries USA, Inc.                                      400        4,416
                                                                        --------
                                                                         347,671
                                                                        --------
Construction & Engineering (0.8%)
Comfort Systems USA, Inc.*                                    1,000        5,990
EMCOR Group, Inc.*                                            2,400      103,848
Integrated Electrical Services, Inc.*                           900        7,623
Michael Baker Corp.*                                            300        4,080
                                                                        --------
                                                                         121,541
                                                                        --------
Electrical Equipment (0.6%)
Acuity Brands, Inc.                                           1,200       28,620
Ametek, Inc.                                                  1,000       30,840
Channell Commercial Corp.*                                      300        1,083
Espey Manufacturing & Electronics Corp.                         200        4,530
Genlyte Group, Inc.*                                            500       31,150
SL Industries, Inc.*                                            200        2,080
                                                                        --------
                                                                          98,303
                                                                        --------
Industrial Conglomerates (0.5%)
Alleghany Corp.*                                                200       54,100
Standex International Corp.                                     500       11,380
United Capital Corp.*                                           400        7,188
                                                                        --------
                                                                          72,668
                                                                        --------
Machinery (2.3%)
Briggs & Stratton Corp.                                         100        8,350
Crane Co.                                                       400       11,128
Cummins, Inc.                                                   400       27,772
Dover Corp.                                                   1,650       65,472
Hardinge, Inc.                                                  300        3,720
Harsco Corp.                                                    100        4,488
Kennametal, Inc.                                              1,000       44,000

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Middleby Corp.                                                300     $   16,260
Oshkosh Truck Corp.                                           400         21,188
Pall Corp.                                                  5,250        121,642
Timken Co.                                                  1,100         27,324
Twin Disc, Inc.                                               200          5,066
                                                                      ----------
                                                                         356,410
                                                                      ----------
Road & Rail (0.6%)
CSX Corp.                                                   1,700         53,210
USF Corp.                                                   1,300         46,150
                                                                      ----------
                                                                          99,360
                                                                      ----------
Trading Companies & Distributors (1.1%)
Grainger (W.W.), Inc.                                       2,300        121,785
Hughes Supply, Inc.                                           800         48,736
Industrial Distribution Group, Inc.*                          300          2,316
                                                                      ----------
                                                                         172,837
                                                                      ----------
   Total Industrials                                                   2,112,175
                                                                      ----------

Information Technology (17.6%)
Communications Equipment (0.8%)
Andrew Corp.*                                               7,500         81,375
Digi International, Inc.*                                     200          2,270
Harris Corp.                                                  600         28,488
Plantronics, Inc.*                                            400         15,472
Telular Corp.*                                                300          1,500
                                                                      ----------
                                                                         129,105
                                                                      ----------
Computers & Peripherals (0.5%)
Astro-Med, Inc.                                               120          1,213
Maxtor Corp.*                                              10,550         49,374
Printronix, Inc.*                                             300          4,365
Seagate Technology*                                         2,750         31,543
                                                                      ----------
                                                                          86,495
                                                                      ----------
Electronic Equipment & Instruments (7.0%)
Anixter International, Inc.*                                3,450        115,506
Arrow Electronics, Inc.*                                    9,700        229,502
Bonso Electronic International, Inc.                          200          1,336
Celestica, Inc.*                                            4,450         76,317
CellStar Corp.*                                               510          2,550
Checkpoint Systems, Inc.*                                     500          8,605
Lowrance Electronics, Inc.                                    200          5,418
O.I. Corp.*                                                   200          1,638
Perceptron, Inc.*                                             300          2,070
PerkinElmer, Inc.                                           5,200         91,416
Sypris Solutions, Inc.                                        300          3,732
Tech Data Corp.*                                            1,350         50,571
Tektronix, Inc.                                             3,350        101,840
Thermo Electron Corp.*                                      3,750         96,450

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                           Shares      (Note 1)
                                                          ---------   ----------
Varian, Inc.*                                                2,150    $   81,485
Vishay Intertechnology, Inc.*                               14,350       222,425
                                                                      ----------
                                                                       1,090,861
                                                                      ----------
Internet Software & Services (1.5%)
Ask Jeeves, Inc.*                                              700        20,356
EarthLink, Inc.*                                             2,600        25,662
Internet Security Systems, Inc.*                             1,100        16,852
McAfee, Inc.*                                                7,500       134,850
Modem Media, Inc.*                                             800         3,672
SonicWALL, Inc.*                                             1,600        10,608
ValueClick, Inc.*                                            1,700        17,646
                                                                      ----------
                                                                         229,646
                                                                      ----------
IT Services (1.2%)
BearingPoint, Inc.*                                          8,200        67,732
Ciber, Inc.*                                                 1,200         9,000
Computer Task Group, Inc.*                                     400         1,340
EdgewaterTechnology, Inc.*                                     300         1,680
SYKES Enterprises, Inc.*                                       800         5,272
Unisys Corp.*                                               10,250       104,960
                                                                      ----------
                                                                         189,984
                                                                      ----------
Semiconductors & Semiconductor Equipment (5.2%)
Agere Systems, Inc., Class A*                               41,250        51,150
Axcelis Technologies, Inc.*                                  9,300        86,769
Cypress Semiconductor Corp.*                                 7,500        85,050
Fairchild Semiconductor International, Inc., Class A*        8,400       123,396
Freescale Semiconductor, Inc., Class A*                      1,600        22,480
Lam Research Corp.*                                          2,900        69,165
LSI Logic Corp.*                                            11,750        59,808
Novellus Systems, Inc.*                                      4,450       120,150
ON Semiconductor Corp.*                                        900         3,600
Teradyne, Inc.*                                             11,150       190,665
                                                                      ----------
                                                                         812,233
                                                                      ----------
Software (1.4%)
Activision, Inc.*                                            2,500        36,625
American Software, Inc., Class A                               200         1,116
Netmanage, Inc.*                                               100           516
Reynolds & Reynolds Co.                                      3,250        71,825
Transaction Systems Architechs, Inc., Class A*                 400         6,840
VERITAS Software Corp.*                                      5,300       101,018
                                                                      ----------
                                                                         217,940
                                                                      ----------
   Total Information Technology                                        2,756,264
                                                                      ----------

Materials (7.9%)
Chemicals (2.2%)
Arch Chemicals, Inc.                                           700        19,936
Crompton Corp.                                               1,200         7,164

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                           Shares      (Note 1)
                                                          ---------   ----------
Eastman Chemical Co.                                         1,300    $   58,084
Engelhard Corp.                                              2,800        82,320
FMC Corp.*                                                     100         4,395
Georgia Gulf Corp.                                             200         7,110
IMC Global, Inc.                                             7,200        98,280
LSB Industries, Inc.*                                          200         1,420
Lubrizol Corp.                                                 800        27,704
Penford Corp.                                                  100         1,754
RPM International, Inc.                                        200         3,010
Schulman (A.), Inc.                                          1,000        20,820
Terra Industries, Inc.*                                      2,100        13,440
                                                                      ----------
                                                                         345,437
                                                                      ----------
Construction Materials (1.3%)
Lafarge North America, Inc.                                    100         4,189
Martin Marietta Materials, Inc.                              1,400        61,250
Rinker Group Ltd.                                           23,255       134,192
                                                                      ----------
                                                                         199,631
                                                                      ----------
Containers & Packaging (1.5%)
Packaging Corp. of America                                   1,300        30,368
Pactiv Corp.*                                                4,800       113,184
Peak International Ltd.*                                       200           900
Smurfit-Stone Container Corp.*                               5,100        94,911
                                                                      ----------
                                                                         239,363
                                                                      ----------
Metals & Mining (2.2%)
Compass Minerals International, Inc.                           200         4,084
Consol Energy, Inc.                                            400        14,336
GrafTech International Ltd.*                                 6,100        67,283
Grupo IMSA S.A. de C.V. (ADR)                                1,600        37,952
Inco Ltd.*                                                   1,400        46,718
International Steel Group, Inc.*                             1,300        42,549
Metal Management, Inc.*                                        600        11,634
Olympic Steel, Inc.*                                           300         7,047
Peabody Energy Corp.                                           800        44,944
Ryerson Tull, Inc.                                             600         9,204
Southern Peru Copper Corp.                                     800        31,304
Steel Dynamics, Inc.*                                        1,000        32,750
                                                                      ----------
                                                                         349,805
                                                                      ----------
Paper & Forest Products (0.7%)
Glatfelter                                                     900        11,997
Louisiana-Pacific Corp.                                      2,900        68,672
MeadWestvaco Corp.                                             630        18,812
Wausau-Mosinee Paper Corp.                                     600         9,324
                                                                      ----------
                                                                         108,805
                                                                      ----------
   Total Materials                                                     1,243,041
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares     (Note 1)
                                                         ---------   ----------
Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.0%)
D&E Communications, Inc.                                     300     $     3,327
                                                                     -----------
Wireless Telecommunication Services (0.6%)
EMS Technologies, Inc.*                                      335           5,202
Price Communications Corp.*                                  840          12,516
Telephone & Data Systems, Inc.                               700          53,130
U.S. Cellular Corp.*                                         100           3,925
Western Wireless Corp., Class A*                             600          15,834
                                                                     -----------
                                                                          90,607
                                                                     -----------
   Total Telecommunication Services                                       93,934
                                                                     -----------

Utilities (4.2%)
Electric Utilities (2.3%)
Alliant Energy Corp.                                       2,800          72,548
Cinergy Corp.                                                600          22,950
Duquesne Light Holdings, Inc.                              2,400          45,528
Northeast Utilities                                        3,400          63,580
OGE Energy Corp.                                             200           4,978
PNM Resources Inc.                                           750          15,630
PPL Corp.                                                  1,900          88,065
Wisconsin Energy Corp.                                     1,300          41,795
                                                                     -----------
                                                                         355,074
                                                                     -----------
Gas Utilities (1.0%)
Atmos Energy Corp.                                         1,400          35,238
Sempra Energy                                              1,100          39,325
South Jersey Industries, Inc.                                500          22,705
UGI Corp.                                                  2,000          64,780
                                                                     -----------
                                                                         162,048
                                                                     -----------
Multi-Utilities & Unregulated Power (0.8%)
Avista Corp.                                                 200           3,490
Oneok, Inc.                                                2,700          56,700
Questar Corp.                                                600          24,588
Westar Energy, Inc.                                        2,300          46,391
                                                                     -----------
                                                                         131,169
                                                                     -----------
Water Utilities (0.1%)
SJW Corp.                                                    300           9,615
                                                                     -----------
   Total Utilities                                                       657,906
                                                                     -----------
Total Common Stocks (98.1%)
   (Cost $13,287,063)                                                 15,353,001
                                                                     -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

                                                        Principal       Value
                                                          Amount      (Note 1)
                                                        ---------   ------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.5%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04
   (Amortized Cost $388,761)                             $388,761   $   388,761
                                                                    -----------
Total Investments (100.6%)
   (Cost/Amortized Cost $13,675,824)                                 15,741,762
Other Assets Less Liabilities (-0.6%)                                   (88,944)
                                                                    -----------
Net Assets (100%)                                                   $15,652,818
                                                                    ===========

*    Non-income producing.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

Investment security transactions for the nine months ended July 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $ 8,524,390
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        9,187,780

As of July 31, 2004, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of

Aggregate gross unrealized appreciation                             $ 2,562,508
Aggregate gross unrealized depreciation                                (496,570)
                                                                    -----------
Net unrealized appreciation                                         $ 2,065,938
                                                                    ===========
Federal income tax cost of investments                              $13,675,824
                                                                    ===========

For the nine months ended July 31, 2004, the Fund incurred approximately $25 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $2,391,857, of which $2,252,820 expires in the year 2010 and $139,037 expires in the year 2011.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
COMMON STOCKS:

Australia (2.1%)
Australia & New Zealand Banking Group Ltd.                    1,400     $ 17,706
BlueScope Steel Ltd.                                          3,200       16,583
James Hardie Industries Ltd.                                  1,969        7,860
National Australia Bank Ltd.                                    366        6,836
News Corp., Ltd.                                              3,273       28,009
News Corp., Ltd. (ADR)                                        2,238       75,868
News Corp., Ltd. (Preferred ADR)                              2,400       76,248
Qantas Airways Ltd.                                           7,900       19,308
                                                                        --------
                                                                         248,418
                                                                        --------
Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG                1,647       63,948
OMV AG                                                          200       43,824
                                                                        --------
                                                                         107,772
                                                                        --------
Belgium (1.1%)
Agfa Gevaert N.V.                                             1,200       28,750
Delhaize Group                                                1,200       57,429
KBC Bankverzekeringsholding                                     700       39,534
                                                                        --------
                                                                         125,713
                                                                        --------
Bermuda (0.8%)
Tyco International Ltd.                                       3,151       97,681
                                                                        --------
Brazil (0.6%)
Natura Cosmeticos S.A.                                        1,261       21,667
Uniao de Bancos Brasileiros S.A. (GDR)                        2,137       46,394
                                                                        --------
                                                                          68,061
                                                                        --------
Canada (2.5%)
Alcan, Inc.                                                   1,000       39,564
Bank of Nova Scotia                                           3,200       88,126
Manulife Financial Corp.                                      1,400       56,042
Royal Bank of Canada                                            347       16,058
Shoppers Drug Mart Corp.*                                     2,248       57,765
Talisman Energy, Inc.                                         1,712       40,642
                                                                        --------
                                                                         298,197
                                                                        --------
China (0.4%)
China Telecom Corp., Ltd. (ADR)                               1,400       46,620
                                                                        --------
Denmark (0.2%)
Danske Bank A/S                                                 900       20,731
                                                                        --------
Finland (0.5%)
Nokia OYJ                                                     5,249       60,225
                                                                        --------

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
France (9.1%)
Assurances Generales de France                               1,500    $   88,490
Aventis S.A.                                                 1,101        84,968
BNP Paribas S.A.                                             2,248       130,939
Credit Agricole S.A.                                           872        20,577
France Telecom S.A.                                          3,477        86,151
JC Decaux S.A.*                                              2,332        49,639
Lafarge S.A.                                                   377        32,317
Lafarge S.A.(S)                                                 80         6,858
Renault S.A.                                                 2,073       163,599
Sanofi-Synthelabo S.A.                                         200        13,195
Societe Generale                                               800        65,687
Total S.A.                                                   1,641       318,678
                                                                      ----------
                                                                       1,061,098
                                                                      ----------
Germany (6.2%)
Altana AG                                                      200        10,860
AMB Generali Holding AG                                        500        36,125
Bayer AG                                                     1,092        29,029
Bayerische Motoren Werke (BMW) AG                            1,555        69,082
Continental AG                                               1,300        61,353
Deutsche Bank AG (Registered)                                  549        38,019
E.On AG                                                      2,034       144,481
HeidelbergCement AG                                            937        42,586
MAN AG                                                       1,200        44,498
Merck KGaA                                                     400        22,432
SAP AG                                                         643       103,193
Siemens AG                                                   1,423        99,692
Volkswagen AG                                                  600        24,344
                                                                      ----------
                                                                         725,694
                                                                      ----------
Hong Kong (3.3%)
ASM Pacific Technology                                      11,000        38,359
Cathay Pacific Airways Ltd.                                 21,000        37,424
Cheung Kong (Holdings) Ltd.                                  3,000        22,212
CNOOC Ltd. (ADR)                                             1,192        57,252
Esprit Holdings Ltd.                                        10,500        46,713
Esprit Holdings Ltd.(S)                                      3,000        13,346
Hang Seng Bank Ltd.                                          2,192        28,033
Johnson Electric Holdings Ltd.                              10,500        10,635
Li & Fung Ltd.                                              10,000        13,846
Shangri-La Asia Ltd.                                        44,040        41,218
Shangri-La Asia Ltd.(S)                                     20,000        18,718
Sun Hung Kai Properties Ltd.                                 4,000        33,847
Swire Pacific Ltd., Class A                                  3,500        23,334
                                                                      ----------
                                                                         384,937
                                                                      ----------
Hungary (0.4%)
OTP Bank Rt. (ADR)(S)                                        1,025        42,296

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
India (0.4%)
ICICI Bank Ltd. (ADR)*                                        3,309     $ 43,083
                                                                        --------
Ireland (0.7%)
CRH plc                                                       1,926       43,130
Depfa Bank plc                                                3,100       42,361
                                                                        --------
                                                                          85,491
                                                                        --------
Italy (2.8%)
Banca Intesa S.p.A                                            9,861       36,566
ENI S.p.A                                                     8,831      181,809
Telecom Italia S.p.A                                         24,101       71,526
Telecom Italia S.p.A. (RNC)                                  10,800       23,210
UniCredito Italiano S.p.A.                                    2,000        9,583
                                                                        --------
                                                                         322,694
                                                                        --------
Japan (19.9%)
Aiful Corp.                                                     450       42,313
Canon, Inc.                                                   5,400      263,568
Daito Trust Construction Co., Ltd.                              400       14,894
Daiwa House Industry Co., Ltd.                                2,000       20,780
Fanuc Ltd.                                                      500       28,801
Hitachi Ltd.                                                  4,000       24,404
Honda Motor Co., Ltd.                                         3,400      165,340
Hoya Corp.                                                      500       51,366
Ito-Yokado Co., Ltd.                                          1,000       38,850
Itochu Corp.*                                                 5,000       19,290
Japan Tobacco, Inc.                                               6       45,813
Japan Tobacco, Inc.(S)                                            1        7,635
JFE Holdings, Inc.                                            2,200       52,604
KDDI Corp.                                                       18       91,894
Keyence Corp.                                                   200       42,277
Kyushu Electric Power Co., Inc.                                 600       11,224
Millea Holdings, Inc.                                             5       73,572
Mitsubishi Tokyo Financial Group, Inc.                           17      152,070
Mitsui Sumitomo Insurance Co., Ltd.                           3,000       27,724
Nippon Meat Packers, Inc.                                     3,000       36,580
Nippon Telegraph & Telephone Corp.                               20       99,592
Nissan Motor Co., Ltd.                                       17,600      189,809
NTT DoCoMo, Inc.                                                 15       26,109
Oji Paper Co., Ltd.                                           2,000       12,812
Promise Co., Ltd.                                               900       58,302
Ricoh Co., Ltd.                                               1,000       19,470
Rohm Co., Ltd.                                                  200       21,390
Sammy Corp.                                                     500       24,629
Shin-Etsu Chemical Co., Ltd.                                  1,000       33,915
Shionogi & Co., Ltd.                                          1,000       17,846
Sony Corp.                                                    2,700       94,720
Sumitomo Corp.                                                2,000       13,961

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Sumitomo Metal Industries Ltd.                              11,000    $   11,843
Sumitomo Mitsui Financial Group, Inc.                           18       108,367
Takeda Pharmaceutical Co., Ltd.                              1,700        79,467
Tanabe Seiyaku Co., Ltd.                                     3,000        24,871
THK Co., Ltd.                                                2,400        38,588
Tokyo Electric Power Co., Inc.                                 900        20,389
Toyota Motor Corp.                                           1,100        44,215
UFJ Holdings, Inc.*                                             14        56,148
Uny Co., Ltd.                                                2,000        22,969
Yamada Denki Co., Ltd.                                       1,900        65,632
Yamato Transport Co., Ltd.                                   2,000        31,816
                                                                      ----------
                                                                       2,327,859
                                                                      ----------
Luxembourg (0.9%)
Arcelor                                                      6,480       107,584
                                                                      ----------
Mexico (0.5%)
Grupo Televisa S.A. (ADR)                                    1,198        56,306
                                                                      ----------
Netherlands (4.0%)
ABN Amro Holdings N.V.                                       5,510       115,428
DSM N.V.                                                       900        45,184
Heineken N.V.                                                  462        14,479
ING Groep N.V. (CVA)                                         4,795       111,302
Koninklijke (Royal) Philips Electronics N.V.                 2,633        63,844
Koninklijke Ahold N.V.*                                        686         5,104
Reed Elsevier N.V.                                           2,558        32,706
Royal Dutch Petroleum Co.                                      800        40,135
TPG N.V.                                                     1,000        21,924
VNU N.V.                                                       457        12,077
VNU N.V.(S)                                                     75         1,982
                                                                      ----------
                                                                         464,165
                                                                      ----------
Norway (0.4%)
Golar LNG Ltd.*                                              2,900        41,834
                                                                      ----------
Russia (0.3%)
Mobile Telesystems (ADR)                                       346        40,499
                                                                      ----------
Singapore (0.8%)
Flextronics International Ltd.*                              1,500        18,855
Singapore Telecommunications Ltd.                           43,000        57,225
United Overseas Bank Ltd.                                    3,000        23,885
                                                                      ----------
                                                                          99,965
                                                                      ----------
South Korea (2.5%)
Hyundai Motor Co., Ltd.                                        580        21,524
Korea Electric Power Corp.                                   1,240        20,835
KT Corp.                                                       490        15,586
POSCO                                                          225        30,686

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Samsung Electronics Co., Ltd.                                  557    $  198,605
                                                                      ----------
                                                                         287,236
                                                                      ----------
Spain (3.4%)
Altadis S.A.                                                   700        21,878
Banco Santander Central Hispano S.A.                         8,984        85,449
Endesa S.A.                                                  2,100        38,228
Repsol YPF S.A.                                              2,700        57,342
Sogecable S.A.*                                              3,042       112,619
Telefonica S.A.                                              5,262        76,719
                                                                      ----------
                                                                         392,235
                                                                      ----------
Sweden (0.6%)
Nordea Bank AB                                               2,200        14,979
Svenska Cellulosa AB, Class B                                1,400        51,812
                                                                      ----------
                                                                          66,791
                                                                      ----------
Switzerland (11.0%)
Credit Suisse Group*                                         1,700        54,547
Givaudan S.A.(Registered)                                       60        34,377
Nestle S.A.(Registered)                                      1,135       290,104
Novartis AG (Registered)                                     2,219        99,299
Roche Holding AG                                             2,344       231,771
Swiss Reinsurance                                              982        57,376
Syngenta AG*                                                 1,173        96,959
Synthes, Inc.                                                  909        89,525
UBS AG                                                       3,891       260,343
Xstrata plc                                                  5,000        70,556
                                                                      ----------
                                                                       1,284,857
                                                                      ----------
Taiwan (0.2%)
Taiwan Semiconductor
   Manufacturing Co., Ltd. (ADR)                             3,090        22,001
                                                                      ----------
United Kingdom (19.4%)
Abbey National plc                                           1,800        18,559
Aviva plc                                                    5,900        60,082
Barclays Bank plc                                           10,981        91,855
BP plc                                                      13,500       126,673
British American Tobacco plc                                 5,664        86,105
BT Group plc                                                 5,090        17,470
Cadbury Schweppes plc                                        4,246        34,764
Centrica plc                                                 6,079        26,143
Compass Group plc                                            5,471        31,811
Diageo plc                                                   3,705        45,915
EMI Group plc                                               26,354       107,588
Enterprise Inns plc                                          1,028         9,964
GlaxoSmithKline plc                                          8,080       164,122
GUS plc                                                        722        11,304

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares      (Note 1)
                                                         ---------   -----------
HSBC Holdings plc                                          13,690    $   201,024
Intercontinental Hotels Group plc                           4,322         45,938
Kingfisher plc                                              6,062         31,307
Man Group plc                                               1,608         38,247
Pearson plc                                                 1,100         12,332
Persimmon plc                                               3,300         35,075
Prudential plc                                              3,719         30,669
Reed Elsevier plc                                          16,140        142,933
RMC Group plc                                               2,400         26,120
Royal & Sun Alliance Insurance Group plc                   19,900         27,955
Royal Bank of Scotland Group plc                            4,805        135,084
Royal Bank of Scotland Group plc(S)                         1,858         52,234
SABMiller plc                                               2,300         29,319
Sainsbury (J) plc                                           2,712         13,303
Shell Transport & Trading Co. plc (Registered)              4,600         33,334
Signet Group plc                                            9,000         17,757
Smith & Nephew plc                                          3,928         39,643
Smiths Group plc                                            1,035         13,739
Tesco plc                                                  11,547         53,439
Tesco plc(S)                                                2,669         12,352
Tomkins plc                                                 3,715         17,041
Travis Perkins plc                                            403          9,600
Trinity Mirror plc                                          1,300         14,704
Unilever plc                                                7,614         67,221
Vodafone Group plc                                         77,671        168,430
Whitbread plc                                               4,238         63,117
Wimpey (George) plc                                         4,700         31,644
Wolseley plc                                                3,028         47,079
WPP Group plc                                               2,366         21,878
                                                                     -----------
                                                                       2,264,873
                                                                     -----------
United States (1.2%)
NTL, Inc.*                                                  1,957        101,999
Wynn Resorts Ltd.*                                          1,037         37,104
                                                                     -----------
                                                                         139,103
                                                                     -----------
Total Common Stocks (97.1%)
   (Cost $10,142,223)                                                 11,334,019
                                                                     -----------

                                                         Principal      Value
                                                           Amount      (Note 1)
                                                         ---------   -----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.9%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04
   (Amortized Cost $227,556)                              $227,556   $   227,556
                                                                     -----------
Total Investments (99.0%)
   (Cost/Amortized Cost $10,369,779)                                  11,561,575
Other Assets Less Liabilities (1.0%)                                     117,020
                                                                     -----------
Net Assets (100%)                                                    $11,678,595
                                                                     ===========

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary                      20.8%
Consumer Staples                             8.5
Energy                                       8.3
Financials
   Capital Markets                   3.1
   Commercial Banks                 15.7
   Consumer Finance                  0.9
   Diversified Financial Services    1.5
   Insurance                         4.0
   Real Estate                       0.5
                                    ----
Total Financials                            25.7
Health Care                                  7.8
Industrials                                  4.8
Information Technology                       7.6
Materials                                    7.0
Telecommunication Services                   7.2
Utilities                                    2.3
                                           -----
                                           100.0%
                                           =====

*    Non-income producing.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2004, these securities amounted to $155,421 or 1.33% of net assets.

     Glossary:
     ADR -- American Depositary Receipt
     CVA -- Dutch Certification
     GDR -- Global Depositary Receipt
     RNC -- Risparmio Non-Convertible Savings Shares

At July 31, 2004 the Fund had the following futures contracts open:

                                Number of    Expiration    Original   Value at    Unrealized
                                Contracts       Date         Value     7/31/04   Depreciation
                                ---------   ------------   --------   --------   ------------
Purchase:
Dow Jones Euro Stock 50 Index       2       September-04    $66,462    $65,399     $(1,063)

Investment security transactions for the nine months ended July 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                        $5,650,743
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                         5,645,506

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

As of July 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $ 1,562,462
Aggregate gross unrealized depreciation                                (370,666)
                                                                    -----------
Net unrealized appreciation                                         $ 1,191,796
                                                                    -----------
Federal income tax cost of investments                              $10,369,779
                                                                    -----------

The Fund has a net capital loss carryforward of $1,044,774, of which $393,532 expires in the year 2010 and $651,242 expires in the year 2011.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                            Number of     Value
                                                              Shares    (Note 1)
                                                            ---------   --------
COMMON STOCKS:

Consumer Discretionary (5.1%)
Internet & Catalog Retail (3.3%)
eBay, Inc.*(a)                                                 1,565    $122,586
IAC/InterActiveCorp*                                           2,955      80,672
NetFlix, Inc.*                                                   800      16,400
                                                                        --------
                                                                         219,658
                                                                        --------
Media (1.8%)
Pixar*                                                           900      61,416
Time Warner, Inc.*                                             3,790      63,103
                                                                        --------
                                                                         124,519
                                                                        --------
   Total Consumer Discretionary                                          344,177
                                                                        --------

Energy (1.2%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.                                               240       9,672
BJ Services Co.*                                                 200       9,932
Cooper Cameron Corp.*                                            190       9,707
Grant Prideco, Inc.*                                             510       9,634
National-Oilwell, Inc.*                                          320      10,704
Rowan Cos., Inc.*                                                390       9,524
Smith International, Inc.*                                       170       9,907
Weatherford International Ltd.*                                  200       9,356
                                                                        --------
   Total Energy                                                           78,436
                                                                        --------

Health Care (1.0%)
Pharmaceuticals (1.0%)
Johnson & Johnson                                              1,290      71,298
                                                                        --------

Industrials (2.4%)
Aerospace & Defense (0.4%)
Honeywell International, Inc.                                    790      29,712
                                                                        --------
Commercial Services & Supplies (0.6%)
Cendant Corp.                                                  1,600      36,608
                                                                        --------
Industrial Conglomerates (1.4%)
Tyco International Ltd.                                        3,110      96,410
                                                                        --------
   Total Industrials                                                     162,730
                                                                        --------

Information Technology (86.1%)
Communications Equipment (16.7%)
Adtran, Inc.                                                   1,600      42,736
Avaya, Inc.*                                                     390       5,714
Cisco Systems, Inc.*                                          21,505     448,594
Comverse Technology, Inc.*                                     5,720      97,583

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Corning, Inc.*                                              13,150    $  162,534
Juniper Networks, Inc.*                                        180         4,133
Motorola, Inc.                                               4,300        68,499
Plantronics, Inc.*                                             600        23,208
QUALCOMM, Inc.                                               2,160       149,213
Research In Motion Ltd.*                                     1,270        78,321
Scientific-Atlanta, Inc.                                     1,500        46,125
                                                                      ----------
                                                                       1,126,660
                                                                      ----------
Computers & Peripherals (11.4%)
Apple Computer, Inc.*                                        2,420        78,263
Dell, Inc.*                                                  3,730       132,303
EMC Corp.*                                                   7,510        82,385
Hutchinson Technology, Inc.*                                 1,100        24,497
Intergraph Corp.*                                            1,650        43,544
International Business Machines Corp.                          720        62,690
Lexmark International, Inc., Class A*                          300        26,550
Maxtor Corp.*                                                7,600        35,568
NCR Corp.*                                                   2,700       125,361
Network Appliance, Inc.*                                     1,440        27,806
SanDisk Corp.*                                               5,185       126,099
                                                                      ----------
                                                                         765,066
                                                                      ----------
Electronic Equipment & Instruments (2.6%)
Agilent Technologies, Inc.*                                  2,680        63,811
CDW Corp. (a)                                                  570        36,651
Flextronics International Ltd.*                              5,815        73,094
                                                                      ----------
                                                                         173,556
                                                                      ----------
Internet Software & Services (6.1%)
Akamai Technologies, Inc.*                                     950        14,183
McAfee, Inc.*                                                3,110        55,918
Netease.com (ADR)*                                             638        23,765
Shanda Interactive Entertainment Ltd. (ADR)*                 1,220        23,180
VeriSign, Inc.*                                              4,760        83,348
Yahoo!, Inc.*                                                6,940       213,752
                                                                      ----------
                                                                         414,146
                                                                      ----------
IT Services (4.5%)
Accenture Ltd., Class A*                                     1,800        44,334
BISYS Group, Inc.*                                           1,500        20,475
CheckFree Corp.*                                               700        21,028
CompuCom Systems, Inc.*                                        500         2,280
Computer Sciences Corp.*                                       800        37,800
DST Systems, Inc.*                                             780        35,537
First Data Corp.                                             2,000        89,220
Fiserv, Inc.*                                                1,190        40,769
Greenfield Online, Inc.*                                       810        13,106
                                                                      ----------
                                                                         304,549
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Semiconductors & Semiconductor Equipment (21.2%)
Advantest Corp.                                                240    $   14,040
Altera Corp.*                                                6,540       136,163
Analog Devices, Inc.                                         1,200        47,640
Applied Materials, Inc.*                                     6,420       108,947
ASML Holding N.V. (N.Y. Shares)*                             4,106        58,346
Broadcom Corp., Class A*                                     1,300        45,968
Fairchild Semiconductor International, Inc., Class A*        2,200        32,318
Intel Corp.                                                  3,345        81,551
Intersil Corp., Class A                                      1,228        22,558
KLA-Tencor Corp.*                                            1,780        73,354
Lam Research Corp.*                                          2,000        47,700
Linear Technology Corp.                                        600        23,460
Marvell Technology Group Ltd.*                               6,200       143,964
Micron Technology, Inc.*                                     2,400        32,472
ON Semiconductor Corp.*                                      2,900        11,600
Samsung Electronics Co., Ltd. (GDR)(S)                         255        45,462
Silicon Storage Technology, Inc.*                              700         4,648
STMicroelectronics N.V. (N.Y. Shares)                        3,684        68,743
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)          13,067        93,037
Teradyne, Inc.*                                              1,695        28,985
Texas Instruments, Inc.                                      7,335       156,456
Xilinx, Inc.                                                 4,995       147,003
                                                                      ----------
                                                                       1,424,415
                                                                      ----------
Software (23.6%)
Adobe Systems, Inc.                                          1,580        66,644
Amdocs Ltd.*                                                 3,990        86,583
Autodesk, Inc.                                               1,780        71,556
BEA Systems, Inc.*                                           8,640        56,074
Cadence Design Systems, Inc.*                                1,600        21,552
Computer Associates International, Inc.                        550        13,882
Electronic Arts, Inc.*                                       1,350        67,676
Mercury Interactive Corp.*                                   3,040       111,142
Microsoft Corp.                                             16,455       468,309
Red Hat, Inc.*                                               7,270       124,462
SAP AG (ADR)                                                 2,565       102,626
Symantec Corp.*                                              3,401       159,031
Trend Micro, Inc.                                            1,400        57,279
VERITAS Software Corp.*                                      9,505       181,165
                                                                      ----------
                                                                       1,587,981
                                                                      ----------
   Total Information Technology                                        5,796,373
                                                                      ----------
Mutual Funds (0.7%)
Semiconductor HOLDRs Trust                                   1,450        47,691
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                         Number of      Value
                                                           Shares     (Note 1)
                                                         ---------   ----------
Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
Nextel Partners, Inc., Class A*                            1,960     $   31,497
                                                                     ----------
Total Common Stocks (97.0%)
   (Cost $6,677,136)                                                  6,532,202
                                                                     ----------

                                                         Principal
                                                           Amount
                                                         ---------
SHORT-TERM DEBT SECURITIES:
Time Deposit (4.8%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04
   (Amortized Cost $321,710)                              $321,710      321,710
                                                                     ----------

                                                         Number of
                                                         Contracts
                                                         ---------
OPTIONS PURCHASED:
Call Options Purchased (0.3%)*
S&P 500 Index (c)
   September @ $1,100.00                                      2           5,000
Philadelphia Stock Exchange (c)
   September @ $420.00                                        5          10,000
NASDAQ 100 Trust (c)
   September @ $35.00                                        60           6,900
                                                                     ----------
Total Options Purchased (0.3%) (Cost $21,673)                            21,900
                                                                     ----------
Total Investments Before Written Options (102.1%)
   (Cost/Amortized Cost $7,020,519)                                   6,875,812
                                                                     ----------
OPTIONS WRITTEN:
Call Options Written (-0.0%)*
eBay, Inc. (c)(d)
   September @ $80.00                                       (3)          (1,700)
CDW Corp. (c)(d)
   October @ $65.00                                         (5)            (990)
                                                                     ----------
Total Options Written (-0.0%)
   (Premiums Received $2,547)                                            (2,690)
                                                                     ----------
Total Investments (102.1%)
   (Cost/Amortized Cost $7,017,972)                                   6,873,122
Other Assets Less Liabilities (-2.1%)                                  (138,881)
                                                                     ----------
Net Assets (100%)                                                    $6,734,241
                                                                     ==========

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

*    Non-income producing.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2004, these securities amounted to $45,462 or 0.68% of net assets.
(a) Fully or partially pledged as collateral on outstanding written call options.
(c)  One contract relates to 100 shares.
(d)  Covered call option contracts written in connection with securities held.

          Glossary:
          ADR -- American Depositary Receipt
          GDR -- Global Depositary Receipt

Options written for the nine months ended July 31, 2004, were as follows:

                                                          Total        Total
                                                        Number of     Premiums
                                                        Contracts     Received
                                                        ---------   -----------
Options outstanding -- November 1, 2003                     --      $        --
Options written                                             46           12,798
Options terminated in closing purchase transactions        (18)          (6,401)
Options expired                                            (16)          (2,822)
Options exercised                                           (4)          (1,028)
                                                           ---      -----------
Options outstanding -- July 31, 2004                         8            2,547
                                                           ---      -----------

Investment security transactions for the nine months ended July 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $ 9,258,146
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        9,413,936

As of July 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $   473,533
Aggregate gross unrealized depreciation                                (618,240)
                                                                    -----------
Net unrealized depreciation                                         $  (144,707)
                                                                    -----------
Federal income tax cost of investments                              $ 7,020,519
                                                                    -----------

The Fund has a net capital loss carryforward of $1,343,138, which expires in the year 2010.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                            Number of    Value
                                                             Shares     (Note 1)
                                                            ---------   --------
COMMON STOCKS:

Health Care (97.4%)
Biotechnology (11.6%)
Abgenix, Inc.*                                                 3,950    $ 38,611
Amgen, Inc.*                                                   3,300     187,704
Amylin Pharmaceuticals, Inc.*                                  3,050      62,830
Applera Corp.-Celera Genomics Group*                           4,300      50,482
Ariad Pharmaceuticals, Inc.*                                   1,100       6,072
Biogen Idec, Inc.*                                               900      54,000
Cephalon, Inc.*                                                  800      40,416
Ciphergen Biosystems, Inc.*                                    1,700       6,970
Connetics Corp.*                                                 900      24,777
CV Therapeutics, Inc.*                                         1,700      22,763
Cytokinetics, Inc.*                                              246       2,037
Exelixis, Inc.*                                                2,600      20,592
Genentech, Inc.*                                                 550      26,774
Genta, Inc.*                                                   1,000       1,720
Genzyme Corp. - General Division*                              3,100     158,968
Gilead Sciences, Inc.*                                         1,050      67,872
Human Genome Sciences, Inc.*                                   2,300      23,058
ICOS Corp.*                                                      500      12,030
Ilex Oncology, Inc.*                                             300       7,557
InterMune, Inc.*                                               1,400      16,786
Isis Pharmaceuticals, Inc.*                                    4,300      21,715
Millennium Pharmaceuticals, Inc.*                              2,100      23,352
Neurocrine Biosciences, Inc.*                                    800      37,256
NPS Pharmaceuticals, Inc.*                                       700      13,055
OSI Pharmaceuticals, Inc.*                                       220      13,222
Regeneron Pharmaceuticals, Inc.*                               1,600      13,696
Vertex Pharmaceuticals, Inc.*                                  1,000       9,230
Zymogenetics, Inc.*                                              900      14,598
                                                                        --------
                                                                         978,143
                                                                        --------
Health Care Services (5.9%)
Caremark Rx, Inc.*                                             1,800      54,900
Covance, Inc.*                                                 1,150      42,194
Dendrite International, Inc.*                                    200       2,982
Express Scripts, Inc.*                                           100       6,560
Gambro AB, Class A                                             2,440      25,516
HMS Holdings Corp.*                                           41,000     267,320
Medco Health Solutions, Inc.*                                  3,200      96,960
                                                                        --------
                                                                         496,432
Health Care Distributors (4.4%)                                         --------
Cardinal Health, Inc.                                          2,100      93,450
McKesson Corp.                                                 8,760     281,809
                                                                        --------
                                                                         375,259
                                                                        --------

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Health Care Equipment (12.0%)
ATS Medical, Inc.*                                          4,200     $   15,120
Bard (C.R.), Inc.                                           1,580         87,216
Baxter International, Inc.                                  5,900        177,413
Beckman Coulter, Inc.                                         600         33,102
Becton, Dickinson & Co.                                     2,700        127,521
Biomet, Inc.                                                  600         26,394
Boston Scientific Corp.*                                    1,150         43,999
Bruker BioSciences Corp.*                                   2,600         10,582
CTI Molecular Imaging, Inc.*                                1,600         16,752
Guidant Corp.                                               1,100         60,852
Hospira, Inc.*                                                680         17,619
Medtronic, Inc.                                             5,000        248,350
Nektar Therapeutics*                                        2,450         42,973
Olympus Corp.                                               1,000         19,335
SonoSite, Inc.*                                               900         20,502
St. Jude Medical, Inc.*                                       800         54,504
Waters Corp.*                                                 300         13,164
                                                                      ----------
                                                                       1,015,398
                                                                      ----------
Health Care Facilities (2.0%)
Community Health Systems, Inc.*                             3,000         73,830
HCA, Inc.                                                   1,450         56,042
Health Management Associates, Inc., Class A                 1,800         36,108
                                                                      ----------
                                                                         165,980
                                                                      ----------
Health Care Supplies (1.6%)
Alcon, Inc.                                                   175         13,405
Edwards Lifesciences Corp.*                                 1,200         42,204
Fisher Scientific International, Inc.*                      1,000         58,200
Sola International, Inc.*                                   1,400         22,764
                                                                      ----------
                                                                         136,573
                                                                      ----------
Managed Health Care (4.6%)
Aetna, Inc.                                                 1,470        126,126
Anthem, Inc.*                                                 850         70,099
Humana, Inc.*                                               1,000         18,110
PacifiCare Health Systems, Inc.*                            2,800         85,596
UnitedHealth Group, Inc.                                      850         53,465
WellPoint Health Networks, Inc.*                              300         30,330
                                                                      ----------
                                                                         383,726
                                                                      ----------
Pharmaceuticals (55.3%)
Abbott Laboratories                                         3,600        141,660
Altana AG                                                     100          5,430
AstraZeneca plc (ADR)                                       3,000        134,760
AtheroGenics, Inc.*                                         1,100         15,818
Aventis S.A. (ADR)                                          1,600        125,680
Bristol-Myers Squibb Co.                                    3,700         84,730
Eisai Co., Ltd.                                             7,500        220,044

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Number of      Value
                                                            Shares     (Note 1)
                                                          ---------   ----------
Elan Corp. plc (ADR)*                                       4,600     $   94,530
Eli Lilly & Co.                                             2,400        152,928
Eon Labs, Inc.*                                               500         14,560
Forest Laboratories, Inc.*                                  1,400         70,406
Fujisawa Pharmaceutical Co., Ltd.                           9,700        234,983
GlaxoSmithKline plc                                         8,000        162,497
GlaxoSmithKline plc (ADR)                                   3,200        131,040
IVAX Corp.*                                                 3,700         88,245
Johnson & Johnson                                           4,950        273,586
King Pharmaceuticals, Inc.*                                 5,100         57,579
Kyorin Pharmaceutical Co., Ltd.                             4,000         62,303
Medicines Co.*                                              1,500         39,690
Medicis Pharmaceutical Corp., Class A                         400         14,308
Merck & Co., Inc.                                           2,450        111,107
Novartis AG (ADR)                                             600         26,796
Novartis AG (Registered)                                    7,440        332,935
Novo-Nordisk A/S, Class B                                     100          5,085
Par Pharmaceutical Cos., Inc.*                                350         13,174
Pfizer, Inc.                                               20,790        664,448
Roche Holding AG                                              300         29,664
Sankyo Co., Ltd.                                            1,900         40,999
Sanofi-Synthelabo S.A.                                      3,036        201,401
Schering AG                                                 1,400         78,664
Schering-Plough Corp.                                       9,800        190,708
Schwarz Pharma AG                                             700         22,586
Sepracor, Inc.*                                               600         27,582
Shionogi & Co., Ltd.                                        3,000         53,537
Takeda Pharmaceutical Co., Ltd.                             4,100        191,656
Teva Pharmaceutical Industries Ltd. (ADR)                   1,902         56,299
Watson Pharmaceuticals, Inc.*                               2,400         60,504
Wyeth                                                       7,775        275,235
Yamanouchi Pharmaceutical Co., Ltd.                         4,700        161,087
                                                                      ----------
                                                                       4,668,244
                                                                      ----------
   Total Health Care                                                   8,219,755
                                                                      ----------

Materials (0.4%)
Chemicals (0.4%)
Akzo Nobel N.V.                                               100          3,301
Bayer AG                                                    1,100         29,242
                                                                      ----------
   Total Materials                                                        32,543
                                                                      ----------
Total Common Stocks (97.8%)
   (Cost $7,942,951)                                                   8,252,298
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

                                                         Principal      Value
                                                           Amount     (Note 1)
                                                         ---------   ----------
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.1%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04
   (Amortized Cost $256,171)                              $256,171   $  256,171
                                                                     ----------
Total Investments (100.9%)
   (Cost/Amortized Cost $8,199,122)                                   8,508,469
Other Assets Less Liabilities (-0.9%)                                   (73,545)
                                                                     ----------
Net Assets (100%)                                                    $8,434,924
                                                                     ==========

*    Non-income producing.

     Glossary:
     ADR -- American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                       $8,074,146
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                        7,953,489

As of July 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                              $  748,093
Aggregate gross unrealized depreciation                                (438,746)
                                                                     ----------
Net unrealized appreciation                                          $  309,347
                                                                     ==========
Federal income tax cost of investments                               $8,199,122
                                                                     ==========

For the nine months ended July 31, 2004, the Fund incurred approximately $35 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $547,323, of which $499,529 expires in the year 2010 and $47,794 expires in the year 2011.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                            Principal     Value
                                                              Amount    (Note 1)
                                                            ---------   --------
LONG-TERM DEBT SECURITIES:

Asset-Backed Securities (11.8%)
Asset Backed Securities (5.0%)
Ameriquest Mortgage Securities, Inc.,
   Series 03-1 A2
   1.860%, 2/25/33 (l)                                       $ 18,612   $ 18,672
   Series 03-2 A
   1.860%, 3/25/33 (l)                                         19,692     19,756
Amortizing Residential Collateral Trust,
   Series 02-BC3M A
   1.720%, 6/25/32 (l)                                         81,232     81,283
Argent Securities, Inc.,
   Series 03-W3 AV1B
   1.900%, 9/25/33 (l)                                         76,697     77,011
Bear Stearns Asset Backed Securities, Inc.,
   Series 02-2 A1
   1.780%, 10/25/32 (l)                                        45,363     45,411
   Series 03-2 A2
   1.900%, 3/25/43 (l)                                         53,378     53,463
CDC Mortgage Capital Trust,
   Series 02-HE2 A
   1.740%, 1/25/33 (l)                                         36,991     37,028
Centex Home Equity,
   Series 03-C AV
   1.750%, 9/25/33 (l)                                         32,503     32,540
Chase Funding Loan Acquisition Trust,
   Series 01-C3 A
   1.800%, 7/25/31 (l)                                          4,042      4,044
   Series 01-FF1 A2
   1.690%, 4/25/31 (l)                                         28,791     28,824
Citibank Credit Card Issuance Trust,
   Series 03-A6 A6
   2.900%, 5/17/10                                            250,000    241,547
   Series 04-A1 A1
   2.550%, 1/20/09                                            200,000    196,524
Credit Suisse First Boston Mortgage Securities Corp.,
   Series 01-HE17 A1
   1.760%, 1/25/32 (l)                                         10,078     10,088
   Series 02-9 2X
   2.478%, 3/25/32 +(S)                                       144,138    144,538
   Series 02-HE4 A2
   1.890%, 8/25/32 (l)                                         12,825     12,854
   Series 02-P3 A
   2.028%, 8/25/33 +(S)(l)                                    112,588    112,748

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Principal     Value
                                                              Amount    (Note 1)
                                                            ---------   --------
Financial Assets Securities Corp.,
   Series 03-1A A1
   1.580%, 9/27/33(S)(b)(l)                                  $  2,990   $  2,990
First Franklin Mortgage Loan Asset Backed Certificates,
   Series 03-FF5 A2
   2.820%, 3/25/34 (e)(l)                                      27,082     27,258
Fremont Home Loan Trust,
   Series 03-1 A2
   1.790%, 2/25/33 (l)                                         59,738     59,846
GMAC Mortgage Corp. Loan Trust,
   Series 99-HLTV A1
   1.800%, 11/18/25 (l)                                        36,787     36,875
Goldman Sachs AMP Trust,
   Series 02-NC1 A2
   1.770%, 7/25/32 (l)                                         22,454     22,539
Home Equity Asset Trust,
   Series 02-1 A4
   1.750%, 11/25/32 (l)                                        20,745     20,763
   Series 02-4 A2
   1.860%, 3/25/33 (l)                                         17,664     17,709
Home Equity Mortgage Trust,
   Series 03-5 A1
   1.870%, 1/25/34 (l)                                         26,387     26,467
Irwin Home Equity,
   Series 03-C 2A
   1.970%, 6/25/28 (l)                                         24,743     24,747
MBNA Credit Card Master Note Trust,
   Series 04-A4 A4
   2.700%, 9/15/09                                            175,000    171,814
Merrill Lynch Mortgage Investors, Inc.,
   Series 02-AFC1 AV1
   1.820%, 4/25/31 (l)                                         24,825     24,881
Morgan Stanley ABS Capital I,
   Series 03-HE2 A2
   1.790%, 8/25/33 (l)                                         72,501     72,641
Morgan Stanley Dean Witter Capital I,
   Series 02-HE1 A2
   1.780%, 7/25/32 (l)                                         18,466     18,503
Renaissance Home Equity Loan Trust,
   Series 03-2A
   1.890%, 8/25/33 (l)                                         22,014     22,055
   Series 03-3 A
   1.950%, 12/25/33 (l)                                        43,275     43,363
Residential Asset Mortgage Products, Inc.,
   Series 03-RS11 AIIB
   1.780%, 12/25/33 (l)                                        42,468     42,567

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Principal      Value
                                                            Amount     (Note 1)
                                                          ---------   ----------
Salomon Brothers Mortgage Securities VII,
   Series 02-CIT1 A
   1.750%, 3/25/32 (l)                                     $ 19,618   $   19,634
Saxon Asset Securities Trust,
   Series 02-1 AV2
   1.720%, 1/25/32 (l)                                        6,510        6,514
   Series 02-3 AV
   1.850%, 12/25/32 (l)                                      17,697       17,735
Structured Asset Securities Corp.,
   Series 03-AL2 A
   3.356%, 1/25/31 #(S)                                     128,557      119,318
Terwin Mortgage Trust,
   Series 03-1SL A1
   2.030%, 9/25/33 +(S)(l)                                   13,884       13,873
                                                                      ----------
                                                                       1,928,423
                                                                      ----------
Collateralized Mortgage Obligations (0.5%)
Small Business Administration Participation
   Certificates,
   Series 04-20C 1
   4.340%, 3/1/24                                           200,000      189,858
                                                                      ----------
Non-Agency (6.3%)
ABN Amro Mortgage Corp.,
   Series 02-3 A4
   6.500%, 4/25/17                                           15,173       15,380
Bank of America Alternative Loan Trust,
   Series 04-5 4A1
   5.000%, 6/25/19                                           98,464       99,095
   Series 04-6 4A1
   5.000%, 7/25/19                                           99,547       99,641
Bank of America Mortgage Securities,
   Series 02-K 2A1
   5.660%, 10/20/32 (l)                                      38,627       39,255
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 02-2 IIIA
   6.917%, 6/25/31 (l)                                        4,261        4,502
Bear Stearns Alt-A Trust,
   Series 03-7 IIA2
   1.730%, 2/25/34 (l)                                       54,000       53,999
Cendant Mortgage Corp.,
   Series 03-A A1
   6.000%, 7/25/43(S)                                        31,019       32,172
Chase Commercial Mortgage Securities Corp.,
   Series 99-2 A2
   7.198%, 1/15/32                                           75,000       84,228

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Principal     Value
                                                              Amount    (Note 1)
                                                            ---------   --------
Countrywide Alternative Loan Trust,
   Series 03-J3 2A1
   6.250%, 12/25/33                                          $ 44,471   $ 45,245
Countrywide Home Loan Mortgage Pass Through Trust,
   Series 02-1 5A1
   5.700%, 3/19/32 (l)                                         11,475     11,784
   Series 02-HYB2 6A1
   4.630%, 9/19/32 (l)                                         14,900     14,970
   Series 99-9 A1
   6.500%, 8/25/29                                              9,971     10,049
Credit Suisse First Boston Mortgage Securities Corp.,
   Series 02-AR2 2A1
   1.850%, 2/25/32 (l)                                         22,868     22,875
Credit-Based Asset Servicing and Securitization,
   Series 02-CB1 A2A
   1.790%, 8/25/29 (l)                                         96,456     96,619
First Horizon Asset Securities, Inc.,
   Series 00-H 1A
   7.000%, 9/25/30                                              4,922      4,915
First Union - Lehman Brothers - Bank of America,
   Series 98-C2 A2
   6.560%, 11/18/35                                            90,000     97,480
GMAC Commercial Mortgage Securities, Inc.,
   Series 99-C1 A2
   6.175%, 5/15/33                                             60,000     64,562
GS Mortgage Securities Corp. II,
   Series 04-GG2 A4
   4.964%, 8/1/38                                             100,000    101,031
GSMPS Mortgage Loan Trust,
   Series 03-3 A1
   7.000%, 6/25/43 +(S)                                        68,827     72,381
Impac CMB Trust,
   Series 03-8 2A1
   1.900%, 10/25/33 (l)                                        95,025     95,414
JP Morgan Chase Commercial Mortgage Securities Corp.,
   Series 01-CIB2 A3
   6.429%, 4/15/35                                            100,000    109,116
   Series 01-CIBC A3
   6.260%, 3/15/33                                            130,000    140,932
LB Commercial Conduit Mortgage Trust,
   Series 98-C4 A1B
   6.210%, 10/15/35                                           125,000    134,368
LB-UBS Comercial Mortgage Trust,
   Series 04-C4 A4
   5.138%, 6/15/29 (l)                                        100,000    101,344

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Principal      Value
                                                            Amount     (Note 1)
                                                          ---------   ----------
MASTR Alternative Loans Trust,
   Series 04-4 1A1
   5.500%, 5/25/34                                         $ 95,457   $   95,416
Merrill Lynch Mortgage Investors, Inc.,
   Series 03-A1 3A
   4.910%, 12/25/32 (l)                                      37,126       37,247
Salomon Brothers Mortgage Securities VII,
   Series 00-C1 A2
   7.520%, 12/18/09                                          75,000       85,091
Structured Asset Securities Corp.,
   Series 01-3A 1A1
   1.930%, 3/25/31 (l)                                       15,019       15,345
   Series 02-9 A2
   1.750%, 10/25/27 (l)                                      96,410       96,309
   Series 02-HF1 A
   1.740%, 1/25/33 (l)                                       34,850       34,829
   Series 02-HF2 A1
   1.950%, 7/25/32 (l)                                       13,829       13,867
   Series 02-HF2 A3
   1.950%, 7/25/32 (l)                                       50,000       50,143
Wachovia Bank Commercial Mortgage Trust,
   Series 03-C8 A4
   4.964%, 11/15/35                                         110,000      108,094
   Series 03-WHL2 A1
   1.570%, 6/15/13(S)(l)                                     15,709       15,710
Washington Mutual Mortgage Securities Corp.,
   Series 02-MS12 A
   6.500%, 5/25/32                                           11,269       11,462
Washington Mutual, Inc.,
   Series 00-3A
   2.738%, 12/25/40 (l)                                      47,128       47,169
   Series 02-AR6 A
   2.638%, 6/25/42 (l)                                       39,591       39,939
Wells Fargo Mortgage Backed Securities Trust,
   Series 04-K 1A2
   4.491%, 7/25/34 (l)                                      224,347      220,595
                                                                      ----------
                                                                       2,422,573
                                                                      ----------
      Total Asset-Backed Securities                                    4,540,854
                                                                      ----------

Consumer Discretionary (1.7%)
Automobiles (0.2%)
DaimlerChrysler AG
   7.450%, 3/1/27                                            15,000       15,689
DaimlerChrysler NA Holdings Corp.
   4.050%, 6/4/08                                            25,000       24,772

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Principal     Value
                                                              Amount    (Note 1)
                                                            ---------   --------
Ford Motor Co.
   7.450%, 7/16/31                                           $ 31,000   $ 29,484
                                                                        --------
                                                                          69,945
                                                                        --------
Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment, Inc.
   7.500%, 9/1/09                                              46,000     49,967
MGM Mirage, Inc.
   6.625%, 2/1/05                                              20,000     20,350
Yum! Brands, Inc.
   7.450%, 5/15/05                                             50,000     51,794
                                                                        --------
                                                                         122,111
                                                                        --------
Media (1.2%)
Comcast Cable Communications Holdings, Inc.
   8.375%, 3/15/13                                             85,000    100,771
Comcast Cable Communications, Inc.
   6.375%, 1/30/06                                             35,000     36,612
   6.750%, 1/30/11                                             15,000     16,339
Comcast Corp.
   5.500%, 3/15/11                                             30,000     30,604
Historic TW, Inc.
   6.625%, 5/15/29                                             97,000     95,710
News America Holdings, Inc.
   7.750%, 1/20/24                                             10,000     11,385
News America, Inc.
   7.280%, 6/30/28                                             25,000     27,345
PanAmSat Corp.
   6.125%, 1/15/05                                             50,000     50,750
Rogers Cablesystems Ltd.
   10.000%, 3/15/05                                            50,000     51,871
TCI Communications, Inc.
   7.125%, 2/15/28                                             10,000     10,536
Time Warner Cos., Inc.
   9.150%, 2/1/23                                              10,000     12,471
   7.570%, 2/1/24                                              10,000     10,899
Time Warner, Inc.
   6.875%, 5/1/12                                               5,000      5,449
   7.700%, 5/1/32                                              10,000     11,108
                                                                        --------
                                                                         471,850
                                                                        --------
      Total Consumer Discretionary                                       663,906
                                                                        --------

Consumer Staples (0.4%)
Beverages (0.1%)
Diageo Capital plc
   3.375%, 3/20/08                                             30,000     29,532
                                                                        --------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Principal     Value
                                                              Amount    (Note 1)
                                                            ---------   --------
Food & Staples Retailing (0.0%)
Kroger Co.
   5.500%, 2/1/13                                            $26,000    $ 26,193
                                                                        --------
Food Products (0.3%)
General Mills, Inc.
   5.125%, 2/15/07                                            30,000      31,224
Kraft Foods, Inc.
   5.250%, 6/1/07                                             40,000      41,722
   5.625%, 11/1/11                                            30,000      30,955
                                                                        --------
                                                                         103,901
                                                                        --------
      Total Consumer Staples                                             159,626
                                                                        --------

Energy (0.9%)
Oil & Gas (0.9%)
Anadarko Finance Co.
   7.500%, 5/1/31                                             45,000      51,998
Anadarko Petroleum Corp.
   5.375%, 3/1/07                                             30,000      31,395
Conoco Funding Co.
   6.350%, 10/15/11                                           20,000      21,876
Conoco, Inc.
   8.350%, 8/1/06                                             20,000      21,773
   6.950%, 4/15/29                                            30,000      33,394
ConocoPhillips
   7.000%, 3/30/29                                            20,000      22,333
Devon Financing Corp.
   7.875%, 9/30/31                                             5,000       5,800
EnCana Holdings Finance Corp.
   5.800%, 5/1/14                                             55,000      56,493
Halliburton Co.
   3.120%, 10/17/05 (l)                                       50,000      50,481
Statoil ASA
   5.125%, 4/30/14(S)                                         25,000      24,845
Suncor Energy, Inc.
   5.950%, 12/1/34                                            10,000       9,813
                                                                        --------
      Total Energy                                                       330,201
                                                                        --------

Financials (6.3%)
Capital Markets (0.5%)
Goldman Sachs Group, Inc.
   4.750%, 7/15/13                                            10,000       9,511
JPMorgan Chase & Co.
   3.500%, 3/15/09                                            45,000      43,550
Lehman Brothers Holdings, Inc.
   4.000%, 1/22/08                                            70,000      70,174

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Principal     Value
                                                              Amount    (Note 1)
                                                            ---------   --------
Morgan Stanley
   3.875%, 1/15/09                                           $ 15,000   $ 14,724
   6.750%, 4/15/11                                             15,000     16,478
   5.300%, 3/1/13                                              40,000     39,843
                                                                        --------
                                                                         194,280
                                                                        --------
Commercial Banks (1.4%)
ANZ Capital Trust I
   4.484%, 12/31/49(S)                                         30,000     29,462
Bank of America Corp.
   3.875%, 1/15/08                                             75,000     75,221
   6.250%, 4/1/08                                              15,000     16,185
   4.375%, 12/1/10                                             35,000     34,499
   7.400%, 1/15/11                                             20,000     22,799
Bank One Corp.
   2.625%, 6/30/08                                             45,000     42,721
Barclays Bank plc
   8.550%, 9/29/49(S)(1)                                       15,000     17,940
FleetBoston Financial Corp.
   3.850%, 2/15/08                                             30,000     29,960
National Westminster Bank plc
   7.375%, 10/1/09                                             25,000     28,497
Rabobank Capital Fund II
   5.260%, 12/31/49(S)(1)                                      30,000     29,336
U.S. Bancorp
   3.950%, 8/23/07                                             15,000     15,189
Wachovia Corp.
   3.625%, 2/17/09                                             15,000     14,635
   5.250%, 8/1/14                                              25,000     24,674
Wells Fargo & Co.
   3.500%, 8/15/08                                            100,000     99,731
   3.125%, 4/1/09                                              35,000     33,496
Wells Fargo Bank N.A.
   7.800%, 6/15/10 (l)                                         25,000     26,093
                                                                        --------
                                                                         540,438
                                                                        --------
Consumer Finance (1.6%)
General Motors Acceptance Corp.
   2.880%, 10/20/05 (l)                                       120,000    120,793
   5.625%, 5/15/09                                            105,000    105,260
   7.250%, 3/2/11                                              55,000     57,848
   8.000%, 11/1/31                                             40,000     40,618
Household Finance Corp.
   4.125%, 12/15/08                                           110,000    109,292
   6.750%, 5/15/11                                             25,000     27,540
   6.375%, 11/27/12                                            25,000     26,840
   4.750%, 7/15/13                                             75,000     71,729

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Principal     Value
                                                              Amount    (Note 1)
                                                            ---------   --------
SLM Corp.
   5.000%, 10/1/13                                           $ 35,000   $ 34,107
   5.375%, 5/15/14                                             30,000     29,909
                                                                        --------
                                                                         623,936
                                                                        --------
Diversified Financial Services (2.1%)
Citigroup, Inc.
   3.500%, 2/1/08                                              45,000     44,557
   6.200%, 3/15/09                                             25,000     26,999
   7.250%, 10/1/10                                             55,000     62,514
   5.125%, 5/5/14                                              70,000     69,480
   6.875%, 6/1/25                                              40,000     43,848
General Electric Capital Corp.
   3.450%, 7/16/07                                            125,000    124,690
   5.875%, 2/15/12                                             80,000     84,824
GlaxoSmithKline Capital, Inc.
   4.375%, 4/15/14                                             20,000     18,929
MassMutual Global Funding II
   2.550%, 7/15/08(S)                                          30,000     28,500
Nationwide Building Society
   3.500%, 7/31/07(S)                                          50,000     49,739
Pemex Finance Ltd.
   9.030%, 2/15/11 #                                          100,000    115,969
Racers,
   Series 97-R-8-3
   2.011%, 8/15/07(S)+(b)(l)                                  100,000     97,374
UFJ Finance Aruba AEC
   6.750%, 7/15/13                                             30,000     32,226
                                                                        --------
                                                                         799,649
                                                                        --------
Insurance (0.4%)
American General Capital II
   8.500%, 7/1/30                                              10,000     12,954
ASIF Global Financing
   3.900%, 10/22/08(S)                                         80,000     79,628
Berkshire Hathaway Finance Corp.
   3.400%, 7/2/07(S)                                           20,000     19,935
Monumental Global Funding II
   4.375%, 7/30/09(S)                                          25,000     24,972
Protective Life Secured Trust
   3.700%, 11/24/08                                            25,000     24,704
                                                                        --------
                                                                         162,193
                                                                        --------
Real Estate (0.3%)
EOP Operating LP
   4.750%, 3/15/14                                             25,000     23,323
   7.250%, 6/15/28                                             10,000     10,429

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Principal      Value
                                                           Amount      (Note 1)
                                                         ----------   ----------
ERP Operating LP
   6.625%, 3/15/12                                       $   75,000   $   81,675
                                                                      ----------
                                                                         115,427
                                                                      ----------
      Total Financials                                                 2,435,923
                                                                      ----------

Government Securities (56.7%)
Agency CMO (1.3%)
Federal Home Loan Mortgage Corp.
   5.000%, 9/15/16                                           82,482       84,258
   1.730%, 12/15/29 (l)                                      75,203       75,612
   6.500%, 7/25/43                                           81,431       85,452
Federal National Mortgage Association
   6.000%, 12/25/08                                          56,657       57,625
   3.000%, 8/25/09                                           50,000       49,956
   4.500%, 9/25/18                                           50,000       47,068
   5.310%, 8/25/33                                          100,000       98,740
                                                                      ----------
                                                                         498,711
                                                                      ----------
Foreign Governments (5.3%)
Export-Import Bank of China
   5.250%, 7/29/14 +(S)                                     100,000       98,566
Federative Republic of Brazil
   11.500%, 3/12/08                                          70,000       76,574
   2.125%, 4/15/09 (l)                                       29,412       27,427
   2.125%, 4/15/12 (l)                                       18,824       16,142
   8.000%, 4/15/14                                          129,005      121,910
   11.000%, 8/17/40                                          60,000       58,326
Israel Government AID Bond
   5.500%, 4/26/24                                           50,000       49,668
   5.500%, 9/18/33                                           40,000       39,624
Province of Quebec
   7.000%, 1/30/07                                           25,000       27,189
Republic of Panama
   8.250%, 4/22/08                                           85,000       93,012
Republic of Peru
   9.125%, 2/21/12                                          167,000      174,515
Republic of South Africa
   6.500%, 6/2/14                                            50,000       51,250
Russian Federation
   5.000%, 3/31/30 (e)                                      110,000      100,991
Swedish Export Credit AB
   2.875%, 1/26/07                                           25,000       24,766
Swedish Government
   8.000%, 8/15/07                                    SEK 4,000,000      589,114
United Kingdom Treasury
   5.000%, 9/7/14                                     GBP   150,000      270,858

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Principal      Value
                                                            Amount     (Note 1)
                                                          ---------   ----------
United Mexican States
   10.375%, 2/17/09                                        $100,000   $  121,565
   5.875%, 1/15/14                                           25,000       24,500
   8.125%, 12/30/19                                          10,000       11,025
   8.000%, 9/24/22                                           55,000       58,850
                                                                      ----------
                                                                       2,035,872
                                                                      ----------
Municipal Bonds (3.5%)
California Infrastructure & Econonomic Development Bank
   5.000%, 7/1/36                                           100,000       99,554
California State Department Water Reserves Power
   Supply, Series E
   3.975%, 5/1/05                                            50,000       50,459
California State Economic Recovery, Series A
   5.000%, 7/1/09                                            80,000       86,982
   5.000%, 7/1/11                                            50,000       54,696
Clark County, Nevada School District, Series C
   5.375%, 6/15/13                                          110,000      123,215
Cook County, Illinois, Series B
   5.000%, 11/15/12                                         130,000      141,210
Energy NorthWest Washington Electric
   5.500%, 7/1/14                                           120,000      133,516
Florida State Board of Education
   5.000%, 6/1/33                                            10,000        9,972
Golden State Tobacco Securitization Corp./CA
   6.750%, 6/1/39                                            30,000       26,987
   7.900%, 6/1/42                                            10,000       10,221
Michigan State Building Authority
   5.250%, 10/15/12                                         150,000      166,788
New York City Municipal Water Finance Authority
   5.000%, 6/15/29                                           30,000       29,749
   5.000%, 6/15/34                                           55,000       54,255
   5.125%, 6/15/34                                           20,000       20,135
New York State Environmental Facilities Corp.
   5.000%, 6/15/32                                           10,000       10,030
Salt River Project Agricultural Improvement & Power
   District/AZ
   5.000%, 1/1/31                                            40,000       40,084
San Francisco, CA City & County Public Utilities
   Commission
   5.000%, 11/1/32                                           30,000       29,870
South Carolina Transportation Infrastructure
   5.000%, 10/1/33                                           10,000       10,009
State of New Jersey Transportation Trust Fund
   Authority
   5.000%, 6/15/11                                          150,000      162,762
Tobacco Settlement Financing Corp./NJ
   6.250%, 6/1/43                                            90,000       73,551
                                                                      ----------
                                                                       1,334,045
                                                                      ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Principal     Value
                                                              Amount    (Note 1)
                                                            ---------   --------
U.S. Government Agencies (29.6%)
Federal Home Loan Mortgage Corp.
   2.400%, 3/29/07                                           $325,000   $317,932
   3.875%, 11/10/08                                           170,000    169,614
   3.875%, 1/12/09                                             50,000     49,466
   7.000%, 3/15/10                                             60,000     68,133
   4.500%, 12/16/10                                           305,000    299,899
   4.125%, 2/24/11                                            170,000    164,796
   4.625%, 5/28/13                                             75,000     72,972
   5.500%, 2/1/14                                             115,899    119,590
   6.000%, 1/1/17                                              69,699     72,879
   6.000%, 2/1/17                                              50,538     52,844
   5.643%, 11/1/31 (l)                                         28,476     29,089
   6.500%, 8/1/32                                              19,340     20,225
   5.500%, 9/1/33                                              60,706     61,041
   5.000%, 4/1/34                                             496,281    483,896
   4.500%, 8/15/19 TBA                                        100,000     98,281
   5.500%, 8/15/34 TBA                                        500,000    501,563
   6.500%, 8/15/34 TBA                                        100,000    104,500
Federal National Mortgage Association
   1.750%, 6/16/06                                             45,000     44,128
   2.350%, 4/5/07                                              55,000     53,760
   6.000%, 5/15/08                                              5,000      5,397
   3.125%, 3/16/09                                             75,000     71,866
   7.125%, 6/15/10                                            260,000    297,200
   6.000%, 3/1/14                                              67,603     70,645
   5.500%, 6/1/17                                               7,754      7,976
   6.000%, 9/1/17                                              99,990    104,476
   7.000%, 11/1/17                                             60,690     64,404
   4.000%, 7/1/18                                              99,149     95,262
   5.000%, 8/1/18                                              97,226     98,077
   4.000%, 10/1/18                                             96,636     92,847
   4.500%, 10/1/18                                             83,865     82,646
   5.000%, 11/1/18                                            717,462    723,740
   6.000%, 12/1/18                                             99,991    104,491
   4.500%, 4/1/19                                             196,022    193,055
   7.000%, 9/1/31                                              53,748     56,898
   7.000%, 1/1/32                                               4,790      5,062
   7.000%, 4/1/32                                              27,086     28,626
   5.226%, 9/1/32 (l)                                          97,643     98,822
   5.190%, 4/1/33 (l)                                          45,086     46,166
   5.500%, 1/1/34                                              98,336     98,819
   6.000%, 2/1/34                                              90,989     93,422
   5.000%, 3/1/34                                             476,362    464,830
   5.500%, 5/1/34                                             100,000    100,360
   5.500%, 6/1/34                                             199,981    200,702

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                         Principal      Value
                                                          Amount       (Note 1)
                                                        ----------   -----------
   5.500%, 7/1/34                                       $  299,981   $   301,063
   5.197%, 12/1/40 (l)                                      33,857        34,891
   4.000%, 8/25/19 TBA                                     100,000        95,875
   4.500%, 8/25/19 TBA                                     200,000       196,688
   5.000%, 8/25/19 TBA                                     400,000       402,875
   5.000%, 8/25/34 TBA                                   1,500,000     1,462,032
   5.500%, 8/25/34 TBA                                     600,000       601,500
   6.000%, 8/25/34 TBA                                     100,000       102,562
Government National Mortgage Association
   4.750%, 7/20/27 (l)                                      29,772        30,140
   6.000%, 2/15/29                                         403,349       415,341
   7.000%, 9/15/31                                          39,252        41,742
   6.500%, 12/15/31                                         47,893        50,151
   6.500%, 1/15/32                                         151,300       158,464
   6.000%, 2/15/32                                          70,257        72,346
   7.000%, 5/15/32                                          69,283        73,662
   6.500%, 7/15/32                                          89,631        93,856
   6.500%, 8/15/32                                         267,944       280,576
   6.500%, 9/15/32                                          54,843        57,460
   6.000%, 10/15/32                                         92,367        95,113
   6.500%, 1/15/33                                         105,276       110,239
   6.000%, 2/15/33                                          75,492        77,737
   5.500%, 7/15/33                                          90,877        91,619
   5.000%, 9/15/33                                         173,666       170,614
Housing Urban Development
   5.380%, 8/1/18                                          130,000       130,414
Resolution Funding Corp.
   (Zero Coupon), 7/15/18                                   25,000        11,743
   (Zero Coupon), 10/15/18                                  25,000        11,533
Small Business Administration
   4.524%, 2/10/13                                         164,309       160,520
   4.504%, 2/1/14                                           99,323        95,761
                                                                     -----------
                                                                      11,416,914
                                                                     -----------
U.S. Treasuries (17.0%)
U.S. Treasury Bonds
   10.375%, 11/15/12                                       145,000       176,872
   8.125%, 8/15/19                                         600,000       794,860
   8.500%, 2/15/20                                         300,000       410,707
   8.000%, 11/15/21                                        125,000       165,747
   2.375%, 1/15/25 (Inflation Indexed)                     200,000       199,453
   6.000%, 2/15/26                                         220,000       240,187
   6.750%, 8/15/26                                         200,000       238,125
   6.125%, 11/15/27                                        100,000       111,086
   5.375%, 2/15/31                                         230,000       235,570
U.S. Treasury Notes
   1.500%, 3/31/06                                         250,000       245,986

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                         Principal       Value
                                                           Amount      (Note 1)
                                                         ---------   -----------
   2.250%, 4/30/06                                        $428,000   $   425,810
   2.500%, 5/31/06                                         370,000       369,277
   2.750%, 6/30/06                                         800,000       801,593
   2.750%, 7/31/06                                         575,000       575,719
   3.125%, 5/15/07                                         255,000       255,797
   3.625%, 7/15/09                                          85,000        84,748
   3.500%, 1/15/11 (Inflation Indexed)                     542,330       604,910
   4.000%, 11/15/12                                        120,000       117,412
   4.750%, 5/15/14                                         505,000       515,830
                                                                     -----------
                                                                       6,569,689
                                                                     -----------
      Total Government Securities                                     21,855,231
                                                                     -----------

Health Care (0.2%)
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
   5.750%, 10/1/11                                          50,000        52,490
Wyeth
   5.500%, 2/1/14                                           20,000        19,312
   6.500%, 2/1/34                                           15,000        14,321
                                                                     -----------
      Total Health Care                                                   86,123
                                                                     -----------

Industrials (1.0%)
Aerospace & Defense (0.3%)
Lockheed Martin Corp.
   8.500%, 12/1/29                                          25,000        31,798
Northrop Grumman Corp.
   7.125%, 2/15/11                                          20,000        22,497
Raytheon Co.
   4.850%, 1/15/11                                          40,000        40,060
                                                                     -----------
                                                                          94,355
                                                                     -----------
Airlines (0.2%)
Continental Airlines, Inc.
   7.056%, 3/15/11                                          50,000        49,006
United Air Lines, Inc.
   7.186%, 4/1/11 (h)                                       24,539        20,335
   6.602%, 9/1/13                                           25,000        20,850
                                                                     -----------
                                                                          90,191
                                                                     -----------
Industrial Conglomerates (0.3%)
Tyco International Group S.A
   6.375%, 6/15/05                                         100,000       102,973
                                                                     -----------
Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
   6.375%, 12/15/05                                         60,000        62,738

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                            Principal     Value
                                                              Amount    (Note 1)
                                                            ---------   --------
Canadian National Railways Co.
   6.250%, 8/1/34                                            $25,000    $ 25,084
                                                                        --------
                                                                          87,822
                                                                        --------
      Total Industrials                                                  375,341
                                                                        --------

Information Technology (0.2%)
IT Services (0.2%)
SBC Communications, Inc.
   4.206%, 6/5/05(S)                                          90,000      91,348
                                                                        --------

Materials (0.1%)
Paper & Forest Products (0.1%)
Fort James Corp.
   6.625%, 9/15/04                                            20,000      20,113
                                                                        --------

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.6%)
AT&T Corp.
   8.000%, 11/15/31                                           22,000      21,900
British Telecommunications plc
   8.875%, 12/15/30                                           15,000      18,888
Deutsche Telekom International Finance BV
   8.500%, 6/15/10                                            10,000      11,795
   8.250%, 6/15/30                                            60,000      74,533
MCI, Inc.
   5.908%, 5/1/07                                              5,000       4,844
   6.688%, 5/1/09                                              5,000       4,606
   7.735%, 5/1/14                                              4,000       3,605
New England Telephone & Telegraph
   7.875%, 11/15/29                                           25,000      29,045
Verizon Maryland, Inc.
   6.125%, 3/1/12                                             25,000      26,310
Verizon New Jersey, Inc.
   7.850%, 11/15/29                                           10,000      11,587
Verizon Pennsylvania, Inc.
   5.650%, 11/15/11                                           20,000      20,567
                                                                        --------
                                                                         227,680
                                                                        --------
Wireless Telecommunication Services (0.2%)
Vodafone Group plc
   7.750%, 2/15/10                                            60,000      69,193
   5.000%, 12/16/13                                           20,000      19,638
                                                                        --------
                                                                          88,831
                                                                        --------
      Total Telecommunication Services                                   316,511
                                                                        --------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                         Principal      Value
                                                           Amount     (Note 1)
                                                        ----------   -----------
Utilities (1.5%)
Electric Utilities (1.4%)
Appalachian Power Co.
   3.600%, 5/15/08                                       $ 65,000    $    63,622
Consolidated Natural Gas Co.
   5.000%, 3/1/14                                          25,000         24,230
Dayton Power & Light Co.
   5.125%, 10/1/13 (b)(n)                                  50,000         48,618
Dominion Resources, Inc.
   5.125%, 12/15/09                                        25,000         25,449
   7.820%, 9/15/14                                         50,000         50,332
Edison International
   6.875%, 9/15/04                                         50,000         50,236
Entergy Gulf States, Inc.
   2.434%, 6/18/07(S)(l)                                   50,000         50,057
   3.600%, 6/1/08                                          50,000         48,729
Exelon Corp.
   6.750%, 5/1/11                                          10,000         10,933
FirstEnergy Corp.
   7.375%, 11/15/31                                        10,000         10,806
Oncor Electric Delivery Co.
   7.000%, 9/1/22                                          15,000         16,318
Pepco Holdings, Inc.
   6.450%, 8/15/12                                         90,000         94,618
Virginia Electric & Power Co.
   5.750%, 3/31/06                                         25,000         26,088
                                                                     -----------
                                                                         520,036
                                                                     -----------
Multi-Utilities & Unregulated Power (0.1%)
Texas Eastern Transmission LP
   5.250%, 7/15/07                                         40,000         41,428
                                                                     -----------
   Total Utilities                                                       561,464
                                                                     -----------
Total Long-Term Debt Securities (81.6%)
   (Cost $31,480,915)                                                 31,436,641
                                                                     -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (19.2%)
Bank of Ireland
   1.34%, 9/3/04 (m)                                      500,000        499,370
Barclays U.S. Funding Corp.
   1.33%, 8/26/04                                         100,000         99,904
   1.43%, 9/21/04                                         400,000        399,178
CBA (Delaware) Finance, Inc.
   1.32%, 8/23/04                                         100,000         99,916
CDC Commercial Paper Corp.
   1.45%, 10/5/04(S)                                      500,000        498,670

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                          Principal      Value
                                                            Amount     (Note 1)
                                                          ---------   ----------
Danske Corp.
   1.44%, 9/20/04                                          $200,000   $  199,594
   1.49%, 10/12/04                                          300,000      299,097
Dexia Delaware LLC
   1.44%, 10/1/04                                           500,000      498,765
DNB NOR Bank ASA
   1.47%, 9/20/04                                           500,000      498,963
General Electric Capital Corp.
   1.34%, 9/15/04                                           400,000      399,318
   1.62%, 11/16/04                                          100,000       99,517
HBOS Treasury Services plc
   1.31%, 9/8/04                                            100,000       99,859
   1.52%, 10/19/04                                          400,000      398,652
ING U.S. Funding LLC
   1.26%, 9/1/04                                            200,000      199,777
   1.54%, 10/22/04                                          300,000      298,941
Nestle Capital Corp.
   1.33%, 8/26/04 (m)                                       500,000      499,520
Royal Bank of Scotland
   1.52%, 10/19/04                                          500,000      498,315
Spintab AB
   1.63%, 11/10/04                                          200,000      199,082
Svenska Handelsbanken AB
   1.37%, 9/7/04                                            200,000      199,712
   1.46%, 9/24/04                                           200,000      199,555
Swedbank AB
   1.45%, 9/21/04                                           300,000      299,371
Unicredit Delaware, Inc.
   1.47%, 9/14/04                                           500,000      499,104
Westpac Capital Corp.
   1.20%, 8/12/04                                           400,000      399,840
                                                                      ----------
                                                                       7,384,020
                                                                      ----------
Government Securities (6.2%)
Federal Home Loan Bank
   (Discount Note), 10/15/04                                200,000      199,400
Federal Home Loan Mortgage Corp.
   (Discount Note), 10/19/04                                200,000      199,367
   (Discount Note), 11/12/04                                200,000      199,110
   (Discount Note), 11/22/04                                200,000      199,023
Federal National Mortgage Association
   (Discount Note), 8/6/04                                  375,000      374,924
   (Discount Note), 8/12/04                                 545,000      544,780
   (Discount Note), 9/8/04                                  200,000      199,728

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

                                                        Principal       Value
                                                         Amount       (Note 1)
                                                       ----------   -----------
U.S. Treasury Bills
   8/26/04                                             $  310,000   $   309,714
   9/2/04#                                                150,000       149,842
                                                                    -----------
                                                                      2,375,888
                                                                    -----------
Time Deposit (5.5%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04                                        2,134,056     2,134,056
                                                                    -----------
Total Short-Term Debt Securities (30.9%)
   (Amortized Cost $11,893,964)                                      11,893,964
                                                                    -----------

                                                        Number of
                                                        Contracts
                                                       ----------
OPTIONS PURCHASED:
Put Options (0.0%)*
90 Day Eurodollar +(c)
December @ $95.00 (Cost $90)                                    9            56
                                                                     ----------
Total Investments Before Securities Sold Short
   and Written Options (112.5%)
   (Cost/Amortized Cost $43,374,969)                                 43,330,661
                                                                     ----------
OPTIONS WRITTEN:
Call Options (-0.1%)*
10 Year U.S. Treasury Note (c)(d)
August @ $115.00                                               (5)          (78)
August @ $111.00                                              (24)      (16,875)
                                                                     ----------
Total Options Written (-0.1%)
   (Premiums Received $14,273)                                          (16,953)
                                                                     ----------
Total Investments Before Securities Sold Short
   (112.4%)
   (Cost/Amortized Cost $43,360,696)                                 43,313,708
                                                                     ----------

                                                        Principal
                                                          Amount
                                                        ---------
SECURITIES SOLD SHORT:
Government Securities (-0.5%)
U.S. Government Securities (-0.5%)
Federal Home Loan Mortgage Corp.
   5.000%, 8/15/34 TBA
      (Proceeds $194,453)                               $(200,000)     (194,868)
                                                                    -----------
Total Investments (111.9%)
   (Cost/Amortized Cost $43,166,243)                                 43,118,840
Other Assets Less Liabilities (-11.9%)                               (4,584,246)
                                                                    -----------
Net Assets (100%)                                                   $38,534,594
                                                                    ===========

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2004 (Unaudited)

*    Non-income producing
+    Securities (totaling $539,536 or 1.40% of net assets) valued at fair value.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2004, these securities amounted to $1,654,102 or 4.29% of net assets.
# All, or a portion of security held by broker as collateral for financial futures contracts.
(b)  Illiquid security.
(c)  One contract relates to 100 shares.
(d)  Covered call option contracts written in connection with securities held.
(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2004. Maturity date disclosed is the ultimate maturity date.
(h)  Security in default, non-income producing.
(l)  Floating rate security.
(m) Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely resell their holdings.
(n) Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

     Glossary:
     CMO -- Collateralized Mortgage Obligations
     GBP -- British Pound
     TBA -- Security is subject to delayed delivery.
     SEK -- Swedish Krona

At July 31, 2004 the Fund had the following futures contracts and options on futures open (Note 1):

                                                                                       Unrealized
                              Number of    Expiration      Original      Value at     Appreciation/
                              Contracts       Date          Value        7/31/04     (Depreciation)
                              ---------   ------------   -----------   -----------   --------------
Purchases:
EURO BOBL                          7      September-04   $   927,605   $   935,301      $  7,696
U.S. 5 Year Treasury Notes        33      September-04     3,556,125     3,613,500        57,375
U.S. 10 Year Treasury Notes       19      September-04     2,067,336     2,103,656        36,320
EURODollar                        25      September-05     6,014,229     6,033,125        18,896
EURODollar                         4       December-05       958,825       962,250         3,425
EURODollar                         4          March-06       956,475       960,000         3,525
EURODollar                         4           June-06       954,525       958,150         3,625
                                                                                        --------
                                                                                         130,862
                                                                                        --------
Sales:
U.S. 5 Year Treasury Notes       (13)     September-04    (1,407,044)   (1,423,500)      (16,456)
U.S. Treasury Bonds               (2)     September-04      (217,933)     (216,438)        1,495
                                                                                        --------
                                                                                         (14,961)
                                                                                        --------
                                                                                        $115,901
                                                                                        ========

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

At July 31, 2004 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows:

                                   Local Contract     Cost on       US $       Unrealized
                                       Amount       Origination    Current    Appreciation/
                                       (000s)           Date        Value    (Depreciation)
                                   --------------   -----------   --------   --------------
Foreign Currency Buy Contracts
European Union, expiring 8/23/04           80       $ 96,413      $ 96,284      $   (129)
Swedish Krona, expiring 9/9/04          4,790        646,105       623,826       (22,279)
                                                                                --------
                                                                                 (22,408)
                                                                                --------
Foreign Currency Sell Contracts
European Union, expiring 8/23/04          108        133,532       129,984         3,548
Swedish Krona, expiring 9/9/04          4,790        623,826       641,317        17,491
                                                                                --------
                                                                                  21,039
                                                                                --------
                                                                                $ (1,369)
                                                                                ========

Options written for the nine months ended July 31, 2004, were as follows:

                                                             Total       Total
                                                           Number of    Premiums
                                                           Contracts    Received
                                                           ---------   ---------
Options Outstanding -- November 1, 2003                     240,040    $ 19,402
Options Written                                             200,072      59,292
Options Terminated in Closing Purchase Transactions        (240,051)    (34,227)
Options Expired                                            (200,029)    (27,297)
Options Exercised                                                (3)     (2,897)
                                                           --------    --------
Options Outstanding -- July 31, 2004                             29    $ 14,273
                                                           ========    ========

Investment security transactions for the nine months ended July 31, 2004 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities                      $91,294,173
U.S. Government securities                                           40,527,560
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities                       98,273,869
U.S. Government securities                                           46,468,531

As of July 31, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation                             $   233,691
Aggregate gross unrealized depreciation                                (277,999)
                                                                    -----------
Net unrealized depreciation                                         $   (44,308)
                                                                    -----------
Federal income tax cost of investments                              $43,374,969
                                                                    -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

                                                          Principal      Value
                                                            Amount     (Note 1)
                                                          ---------   ----------
SHORT-TERM DEBT SECURITIES:
Bank Note (1.8%)
U.S. Bank National Association
   1.19%, 8/17/04                                          $200,000   $  199,990
                                                                      ----------
Certificates of Deposit (18.6%)
BNP Paribas Finance, Inc.
   1.15%, 8/3/04                                            499,942      499,998
Citibank N.A.
   1.19%, 8/20/04                                           200,000      200,000
Dexia
   1.08%, 8/31/04                                           200,000      200,000
HSH Nordbank AG
   1.88%, 1/24/05                                           300,000      300,000
LandesBank Baden Wuerttemberg
   1.19%, 8/20/04                                           300,000      300,001
Wells Fargo Bank N.A.
   1.30%, 8/11/04                                           500,000      500,000
                                                                      ----------
                                                                       1,999,999
                                                                      ----------
Commercial Paper (67.5%)
American Express Credit Corp.
   0.64%, 8/10/04                                           500,000      499,982
ANZ Delaware, Inc.
   1.10%, 8/10/04                                           500,000      499,848
Bank of America Corp.
   1.59%, 11/8/04                                           150,000      149,340
Banque Generale Du Luxembourg
   0.99%, 8/11/04                                           350,000      349,894
Barclays U.S. Funding Corp.
   1.10%, 8/16/04                                           300,000      299,854
   1.41%, 9/20/04                                           200,000      199,600
Calyon North America, Inc.
   1.05%, 8/9/04                                            500,000      499,869
CBA (Delaware) Finance, Inc.
   1.07%, 8/13/04                                           275,000      274,894
Citigroup Global Markets Holdings, Inc.
   1.01%, 8/5/04                                            100,000       99,986
Danske Corp.
   1.55%, 10/25/04                                          200,000      199,263
Federation des Caisses Desjardins du Quebec
   0.96%, 8/6/04                                            450,000      449,928
General Electric Capital Corp.
   1.30%, 9/7/04                                            500,000      499,317
Goldman Sachs Group, Inc.
   1.20%, 8/13/04                                           175,000      174,924

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (Concluded)
July 31, 2004 (Unaudited)

                                                        Principal      Value
                                                          Amount      (Note 1)
                                                        ---------   -----------
HSBC Bank USA
   0.96%, 8/9/04                                         $300,000   $   299,928
HSBC USA, Inc.
   1.06%, 8/11/04                                         100,000        99,967
National Australia Funding Corp.
   1.02%, 8/5/04                                          175,000       174,975
Nationwide Building Society
   1.50%, 10/4/04                                         200,000       199,460
Norddeutsche Landesbank/NY
   1.49%, 10/1/04                                         300,000       299,232
San Paolo IMI U.S. Financial Co.
   1.25%, 8/23/04                                         250,000       249,800
Societe Generale North America, Inc.
   1.06%, 8/9/04                                          350,000       349,907
State Street Corp.
   1.14%, 8/9/04                                          500,000       499,858
Svenska Handelsbanken AB
   1.04%, 9/17/04                                         200,000       199,723
Toyota Motor Credit Corp.
   1.18%, 8/12/04                                         500,000       499,803
Unicredit Delaware, Inc.
   1.65%, 11/23/04                                        200,000       198,949
                                                                    -----------
                                                                      7,268,301
                                                                    -----------
Government Securities (11.7%)
European Investment Bank
   (Discount Note), 10/6/04                               200,000       199,450
Federal Home Loan Mortgage Corp.
   (Discount Note), 8/19/04                               250,000       249,844
Federal National Mortgage Association
   (Discount Note), 8/10/04                               200,000       199,936
   (Discount Note), 9/1/04                                300,000       299,726
   (Discount Note), 9/29/04                               310,000       309,461
                                                                    -----------
                                                                      1,258,417
                                                                    -----------
Time Deposit (0.4%)
J.P. Morgan Chase Nassau,
   0.80%, 8/2/04                                           47,721        47,721
                                                                    -----------
Total Investments (100.0%)
   (Amortized Cost $10,774,428)                                      10,774,428
Other Assets Less Liabilities (-0.0%)                                    (2,756)
                                                                    -----------
Net Assets (100%)                                                   $10,771,672
                                                                    ===========
Federal income tax cost of investments                              $10,774,428
                                                                    ===========

AXA PREMIER FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
July 31, 2004 (Unaudited)

Note 1 Organization and Significant Accounting Policies

     AXA Premier Funds Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight diversified Funds and two non-diversified Funds (each a "Fund"). The non-diversified Funds are: AXA Premier Technology Fund and AXA Premier Health Care Fund. The investment manager to each Fund is The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Fund is provided by one or more investment sub-advisers (each an "Adviser"). Prior to December 31, 2001, the Trust had no operations other than organizational activities. During that time, the Manager purchased 250 shares (with a value of $2,500) of each class of shares offered by each Fund, except AXA Premier Money Market Fund, in which it purchased 2,500 shares (at a value of $2,500), in connection with which the Manager waived the initial organizational costs of each Fund.

     All of the Funds (except AXA Premier Money Market Fund) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund's assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

     Each Fund has four classes of shares outstanding: Class A, Class B, Class C and Class Z. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust's multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

     The investment objectives of each Fund are as follows:

     AXA Premier Large Cap Growth Fund (advised by Alliance Capital Management, L.P. ("Alliance") (an affiliate of Equitable), RCM Capital Management LLC ("RCM") and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

     AXA Premier Large Cap Core Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier Large Cap Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) -- Seeks to achieve long-term growth of capital.

     AXA Premier Small/Mid Cap Growth Fund (advised by Alliance, Provident Investment Counsel, Inc. and Franklin Advisers, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier Small/Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington Management Company, LLP ("Wellington") and TCW) -- Seeks to achieve long-term growth of capital.

     AXA Premier International Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), Bank of Ireland Asset Management (U.S.) Limited and Marsico Capital Management, LLC) -- Seeks to achieve long-term growth of capital.

AXA PREMIER FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
July 31, 2004 (Unaudited)

     AXA Premier Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) -- Seeks to achieve long-term growth of capital.

     AXA Premier Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) -- Seeks to achieve long-term growth of capital.

     AXA Premier Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) -- Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

     AXA Premier Money Market Fund (advised by Alliance) -- Seeks to achieve a high level of current income that is consistent with maintaining liquidity and preserving capital.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA PREMIER FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
July 31, 2004 (Unaudited)

     Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Premier Money Market Fund values all short-term debt securities at amortized cost.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

     Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable Fund when the Trust's Manager deems that the particular event or circumstance would materially affect such Fund's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

     Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities - at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

     For all Funds, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as

AXA PREMIER FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
July 31, 2004 (Unaudited)

collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. For the nine months ended July 31, 2004, the Funds did not lend any securities.

Repurchase Agreements:

     Certain Funds may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

     Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

     Certain Funds may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund's net assets may be held

AXA PREMIER FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Continued)
July 31, 2004 (Unaudited)

as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

     Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund's other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

     Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities ("transaction hedging") and to protect the value of specific

AXA PREMIER FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS -- (Concluded)
July 31, 2004 (Unaudited)

Fund positions ("position hedging"). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

     Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

     Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which may generate income for the Fund exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b) The registrant's certifying officers are not aware of any changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier Funds Trust


By: /s/ Steven M. Joenk
    ------------------------------
Steven M. Joenk
President and Chairman
September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Steven M. Joenk
    ------------------------------
Steven M. Joenk
Chief Executive Officer
September 27, 2004


By: /s/ Kenneth T. Kozlowski
    ------------------------------
Kenneth T. Kozlowski
Chief Financial Officer
September 27, 2004